UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/12 (Unaudited)

COMMON STOCKS (55.3%)(a)
			Shares	Value

Basic materials (3.5%)

Agrium, Inc. (Canada)			898	$89,719

American Vanguard Corp.			5,454	169,456

Andersons, Inc. (The)			402	17,246

Archer Daniels-Midland Co.			2,476	67,818

Arkema (France)			9,825	1,033,043

Assa Abloy AB Class B (Sweden)			20,185	760,076

AuRico Gold, Inc. (Canada)(NON)			21,200	174,553

Barrick Gold Corp. (Canada)			5,025	175,903

BASF SE (Germany)			29,250	2,749,246

Bemis Co., Inc.			17,138	573,437

BHP Billiton PLC (United Kingdom)			25,215	886,043

BHP Billiton, Ltd. (Australia)			42,812	1,671,941

Black Earth Farming, Ltd. SDR (Jersey)(NON)			4,410	6,003

Buckeye Technologies, Inc.			9,590	275,329

Cambrex Corp.(NON)			31,696	360,700

Carpenter Technology Corp.			7,515	387,999

CEMEX SAB de CV ADR (Mexico)			39,300	387,891

CF Industries Holdings, Inc.			8,772	1,782,120

Chicago Bridge & Iron Co., NV			20,119	932,516

China BlueChemical, Ltd. (China)			478,000	321,024

China National Building Material Co., Ltd. (China)			202,000	302,986

China Shanshui Cement Group, Ltd. (China)			724,000	542,981

Cliffs Natural Resources, Inc.			14,726	567,835

Cresud S.A.C.I.F. y A. ADR (Argentina)(NON)			1,797	14,951

Cytec Industries, Inc.			8,055	554,426

Domtar Corp. (Canada)			5,883	491,348

Eagle Materials, Inc.			6,603	386,276

Eastman Chemical Co.			20,700	1,408,635

Enka Insaat ve Sanayi AS (Turkey)			100,746	299,854

Evraz PLC (United Kingdom)			259,168	1,143,930

First Resources, Ltd. (Singapore)			227,000	378,152

Fortescue Metals Group, Ltd. (Australia)			28,942	143,591

Fortune Brands Home & Security, Inc.(NON)			30,637	895,213

Georgia Gulf Corp.			3,201	132,137

Goldcorp, Inc. (Canada)			12,845	472,245

Golden Agri-Resources, Ltd. (Singapore)			792,000	426,363

GrainCorp, Ltd. (Australia)			5,214	67,199

Honam Petrochemical Corp. (South Korea)			1,655	383,560

Horsehead Holding Corp.(NON)			19,368	197,747

Huntsman Corp.			31,400	499,260

Incitec Pivot, Ltd. (Australia)			14,968	50,865

Innophos Holdings, Inc.			9,390	436,635

Innospec, Inc.			8,946	308,548

Intrepid Potash, Inc.			1,289	27,443

K&S AG (Germany)			4,558	210,731

KapStone Paper and Packaging Corp.			11,443	253,920

Koninklijke DSM NV (Netherlands)			14,003	843,461

Koppers Holdings, Inc.			6,674	254,613

Kraton Performance Polymers, Inc.(NON)			4,899	117,723

Kronos Worldwide, Inc.(S)			15,811	308,315

KWS Saat AG (Germany)			96	30,859

L.B. Foster Co. Class A			3,624	157,427

Landec Corp.(NON)			16,676	158,255

Lanxess AG (Germany)			4,729	413,582

LG Chemical, Ltd. (South Korea)			2,068	642,936

Linde AG (Germany)			5,029	877,005

LSB Industries, Inc.(NON)			26,393	934,840

LyondellBasell Industries NV Class A			40,909	2,335,495

Minerals Technologies, Inc.			3,828	152,814

Monsanto Co.			56,832	5,379,149

Mosaic Co. (The)			958	54,252

Newcrest Mining, Ltd. (Australia)			3,305	77,162

Nitto Denko Corp. (Japan)			19,800	974,170

NN, Inc.(NON)			25,520	233,763

Nufarm, Ltd. (Australia)			7,463	45,307

OM Group, Inc.(NON)			8,356	185,503

Packaging Corp. of America			15,700	603,979

PolyOne Corp.			25,465	519,995

Polyus Gold International, Ltd. (Russia)(NON)			112,750	376,665

Potash Corp. of Saskatchewan, Inc. (Canada)			2,663	108,357

PPG Industries, Inc.			18,459	2,498,426

PT Astra Agro Lestari Tbk (Indonesia)			12,500	25,643

PT Indocement Tunggal Prakarsa Tbk (Indonesia)			205,500	480,100

Rio Tinto PLC (United Kingdom)			27,027	1,574,930

Rio Tinto, Ltd. (Australia)			21,868	1,522,098

Sealed Air Corp.			32,377	566,921

Sherwin-Williams Co. (The)			11,100	1,707,402

Siam Cement PCL NVDR (Thailand)			33,000	476,287

SLC Agricola SA (Brazil)			1,985	19,244

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,545	89,054

Sung Kwang Bend Co., Ltd. (South Korea)			17,050	394,206

Syngenta AG (Switzerland)			3,112	1,255,328

Teck Resources, Ltd. Class B (Canada)			5,500	199,884

Trex Co., Inc.(NON)			9,831	366,008

Tronox, Ltd. Class A			14,075	256,869

Vale SA ADR (Preference) (Brazil)			33,785	685,836

Vale SA ADR (Brazil)			15,936	334,019

Valspar Corp.			14,210	886,704

Vilmorin & Cie (France)			217	26,837

voestalpine AG (Austria)			22,356	822,066

W.R. Grace & Co.(NON)			19,397	1,304,060

Xstrata PLC (United Kingdom)			17,109	304,302

Yara International ASA (Norway)			1,446	71,774

				55,072,519
Capital goods (3.7%)

ABB, Ltd. (Switzerland)			41,691	865,668

Aecom Technology Corp.(NON)			24,200	575,960

AGCO Corp.(NON)			2,172	106,689

Aisin Seiki Co., Ltd. (Japan)			6,500	202,718

Alliant Techsystems, Inc.			4,772	295,673

Altra Holdings, Inc.			18,875	416,194

American Axle & Manufacturing Holdings, Inc.(NON)			13,002	145,622

Applied Industrial Technologies, Inc.			10,106	424,553

Avery Dennison Corp.			21,400	747,288

AZZ, Inc.			5,962	229,120

Ball Corp.			23,300	1,042,675

Beijing Enterprises Water Group, Ltd. (Hong Kong)			506,000	131,576

Boeing Co. (The)			91,300	6,880,368

Canon, Inc. (Japan)			3,650	143,161

Chart Industries, Inc.(NON)			8,552	570,162

Chase Corp.			10,282	191,245

China Communications Construction Co., Ltd. (China)			304,000	298,519

China Railway Group, Ltd. Class H (China)			748,000	440,207

Chiyoda Corp. (Japan)			12,000	171,827

CNH Global NV			1,651	66,519

CTCI Corp. (Taiwan)			181,000	358,423

Cummins, Inc.			28,652	3,104,444

Daelim Industrial Co., Ltd. (South Korea)			4,417	362,863

Daikin Industries, Ltd. (Japan)			4,700	161,494

Deere & Co.			1,306	112,865

Delphi Automotive PLC (United Kingdom)(NON)			58,800	2,249,100

Dongfang Electric Corp., Ltd. (China)			275,800	566,980

DXP Enterprises, Inc.(NON)			4,939	242,357

Embraer SA ADR (Brazil)			14,069	401,107

European Aeronautic Defense and Space Co. NV (France)			29,737	1,165,492

Finning International, Inc. (Canada)			6,600	163,026

Franklin Electric Co., Inc.			6,920	430,216

FreightCar America, Inc.			10,382	232,764

Fuji Electric Co., Ltd. (Japan)			287,000	708,014

Gardner Denver, Inc.			10,600	726,100

Generac Holdings, Inc.			11,148	382,488

General Dynamics Corp.			46,400	3,214,128

Global Power Equipment Group, Inc.			8,521	146,135

Great Lakes Dredge & Dock Corp.			72,466	647,121

Greenbrier Companies, Inc.(NON)			23,441	379,041

Harbin Electric Co., Ltd. (China)			360,000	314,870

Honghua Group, Ltd. (China)			452,000	202,627

Hyflux, Ltd. (Singapore)(S)			88,000	92,565

Hyster-Yale Materials Holdings, Inc.			1,912	93,306

Hyster-Yale Materials Holdings, Inc. Class B(F)			1,912	93,306

Hyundai Mobis (South Korea)			3,434	931,392

Hyundai Wia Corp. (South Korea)			3,085	502,793

IHI Corp. (Japan)			162,000	416,403

Ingersoll-Rand PLC			46,700	2,239,732

Invensys PLC (United Kingdom)			131,525	714,581

Jaiprakash Associates, Ltd. (India)			88,231	159,133

JGC Corp. (Japan)			25,000	778,806

KBR, Inc.			29,900	894,608

Leggett & Platt, Inc.			31,100	846,542

Lindsay Corp.			836	66,980

Lockheed Martin Corp.			37,023	3,416,853

McDermott International, Inc.(NON)			78,680	867,054

Metso Corp. OYJ (Finland)			2,080	90,611

Mitsubishi Electric Corp. (Japan)			50,000	425,572

Mori Seiki Co., Ltd. (Japan)			17,000	148,599

NACCO Industries, Inc. Class A			1,912	116,039

Northrop Grumman Corp.			38,100	2,574,798

NSK, Ltd. (Japan)			33,000	235,168

Raytheon Co.			49,279	2,836,499

Rolls-Royce Holdings PLC (United Kingdom)			17,023	245,272

Safran SA (France)			5,652	246,628

Samsung Engineering Co., Ltd. (South Korea)			1,500	233,766

Schindler Holding AG (Switzerland)			5,462	788,938

Singapore Technologies Engineering, Ltd. (Singapore)			108,000	340,911

Smith & Wesson Holding Corp.(NON)(S)			17,027	143,708

Standard Motor Products, Inc.			18,045	400,960

Standex International Corp.			5,139	263,579

Staples, Inc.			123,626	1,409,336

Sturm Ruger & Co., Inc.(S)			4,104	186,322

Terex Corp.(NON)			24,000	674,640

Tetra Tech, Inc.(NON)			7,047	186,393

TriMas Corp.(NON)			21,055	588,698

Valmont Industries, Inc.			3,640	497,042

Vinci SA (France)			23,941	1,139,410

WABCO Holdings, Inc.(NON)			13,500	880,065

Woongjin Coway Company, Ltd. (South Korea)			12,730	519,329

				57,503,736
Communication services (2.7%)

Advanced Info Service PCL (Thailand)			64,600	441,366

Allot Communications, Ltd. (Israel)(NON)			6,323	112,676

America Movil SAB de CV ADR Ser. L (Mexico)			28,823	666,964

Aruba Networks, Inc.(NON)			10,050	208,538

AT&T, Inc.			93,779	3,161,290

BCE, Inc. (Canada)			6,282	269,229

British Sky Broadcasting Group PLC (United Kingdom)			49,630	619,973

BroadSoft, Inc.(NON)			4,061	147,536

BT Group PLC (United Kingdom)			173,050	652,311

CalAmp Corp.(NON)			18,032	150,026

Cincinnati Bell, Inc.(NON)			35,344	193,685

Comcast Corp. Class A			233,931	8,744,341

Comtech Telecommunications Corp.			4,759	120,783

Deutsche Telekom AG (Germany)			54,415	618,222

DISH Network Corp. Class A			37,700	1,372,280

EchoStar Corp. Class A(NON)			45,264	1,548,934

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)			3,941	81,495

France Telecom SA (France)			53,650	600,805

HSN, Inc.			7,268	400,321

IAC/InterActiveCorp.			39,347	1,861,113

InterDigital, Inc.			2,517	103,449

InterXion Holding NV (Netherlands)(NON)			16,521	392,539

Kabel Deutschland Holding AG (Germany)			6,368	476,188

Loral Space & Communications, Inc.			5,130	280,406

MetroPCS Communications, Inc.(NON)			76,000	755,440

MTN Group, Ltd. (South Africa)			26,066	547,869

NeuStar, Inc. Class A(NON)			10,595	444,248

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			2,600	109,216

NTELOS Holdings Corp.			6,295	82,527

NTT DoCoMo, Inc. (Japan)			503	722,383

ShoreTel, Inc.(NON)			40,691	172,530

TDC A/S (Denmark)			13,070	92,623

Tele2 AB Class B (Sweden)			32,977	598,080

Telefonica SA (Spain)			49,456	671,550

Telenor ASA (Norway)			30,245	614,479

Telstra Corp., Ltd. (Australia)			181,970	828,965

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			47,991	310,501

tw telecom, inc.(NON)			35,200	896,544

USA Mobility, Inc.			14,757	172,362

Verizon Communications, Inc.			222,615	9,632,551

Virgin Media, Inc. (United Kingdom)			3,900	143,325

Vodafone Group PLC (United Kingdom)			597,294	1,502,114

Ziggo NV (Netherlands)			4,417	142,753

				41,664,530
Conglomerates (1.0%)

AMETEK, Inc.			40,954	1,538,642

Danaher Corp.			78,654	4,396,759

General Electric Co.			193,956	4,071,136

Marubeni Corp. (Japan)			45,000	322,474

Mitsui & Co., Ltd. (Japan)			46,200	691,165

Siemens AG (Germany)			13,733	1,492,634

Tyco International, Ltd.			84,038	2,458,112

				14,970,922
Consumer cyclicals (6.7%)

ADT Corp. (The)			38,941	1,810,367

Advance Auto Parts, Inc.			14,950	1,081,633

Aeon Co., Ltd. (Japan)			48,800	557,811

Aggreko PLC (United Kingdom)			3,253	93,291

Alliance Global Group, Inc. (Philippines)			960,300	392,456

American Eagle Outfitters, Inc.			41,900	859,369

Babcock International Group PLC (United Kingdom)			37,949	588,921

Bayerische Motoren Werke (BMW) AG (Germany)			931	89,788

Beazer Homes USA, Inc.(NON)			39,127	660,855

Bed Bath & Beyond, Inc.(NON)			36,753	2,054,860

Belo Corp. Class A			87,776	673,242

Big Lots, Inc.(NON)			30,358	863,989

BR Malls Participacoes SA (Brazil)			36,361	479,841

Bridgestone Corp. (Japan)			8,800	228,106

Brilliance China Automotive Holdings, Inc. (China)(NON)			386,000	483,061

Brunswick Corp.			4,252	123,691

Buckle, Inc. (The)			4,333	193,425

Bunzl PLC (United Kingdom)			39,674	647,788

Bureau Veritas SA (France)			5,511	612,728

Cabela's, Inc.(NON)			8,063	336,630

Carmike Cinemas, Inc.(NON)			13,444	201,660

Cash America International, Inc.			2,554	101,317

Chico's FAS, Inc.			40,400	745,784

Christian Dior SA (France)			8,367	1,446,533

Cie Financiere Richemont SA (Switzerland)			12,432	994,106

Cie Generale des Etablissements Michelin (France)			8,548	810,376

Coach, Inc.			44,208	2,453,986

Compagnie Financiere Richemont SA (Switzerland)			54,786	430,826

Compass Group PLC (United Kingdom)			95,397	1,128,237

Conn's, Inc.(NON)			10,826	332,142

Continental AG (Germany)			1,291	149,375

Cooper Tire & Rubber Co.			33,615	852,476

Corporate Executive Board Co. (The)			3,147	149,357

Crocs, Inc.(NON)			7,606	109,450

Daihatsu Motor Co., Ltd. (Japan)			30,000	593,389

Daimler AG (Registered Shares) (Germany)			8,825	482,240

Deckers Outdoor Corp.(NON)			2,817	113,441

Deluxe Corp.			17,609	567,714

Demand Media, Inc.(NON)			9,191	85,384

Destination Maternity Corp.			20,340	438,530

Dillards, Inc. Class A			7,419	621,490

DreamWorks Animation SKG, Inc. Class A(NON)			7,383	122,336

Elders, Ltd. (Australia)(NON)			44,692	5,433

Expedia, Inc.			17,998	1,105,977

Experian Group, Ltd. (United Kingdom)			35,642	575,877

Fiat Industrial SpA (Italy)			89,491	981,222

Finish Line, Inc. (The) Class A			15,232	288,342

Foot Locker, Inc.			31,073	998,065

Ford Otomotiv Sanayi AS (Turkey)			35,968	432,920

Foschini Group, Ltd. (The) (South Africa)			37,333	621,693

Francesca's Holdings Corp.(NON)(S)			7,177	186,315

Fuji Heavy Industries, Ltd. (Japan)			51,000	642,155

G&K Services, Inc. Class A			5,703	194,757

GameStop Corp. Class A			19,847	497,961

Gannett Co., Inc.			52,276	941,491

Gap, Inc. (The)			52,000	1,614,080

Genesco, Inc.(NON)			2,136	117,480

Global Cash Access Holdings, Inc.(NON)			24,242	190,057

Global Mediacom Tbk PT (Indonesia)			807,500	201,507

Green Dot Corp. Class A(NON)			15,211	185,574

Grupo Televisa, S.A.B ADR (Mexico)			24,200	643,236

Haier Electronics Group Co., Ltd. (China)(NON)			534,000	785,163

HMS Holdings Corp.(NON)			6,624	171,694

Home Depot, Inc. (The)			136,581	8,447,535

Hyundai Motor Co. (South Korea)			1,402	288,568

Indofood Agri Resources, Ltd. (Singapore)			7,000	7,714

Isuzu Motors, Ltd. (Japan)			203,000	1,209,240

Jarden Corp.			17,300	894,410

KAR Auction Services, Inc.			14,528	294,047

Kia Motors Corp. (South Korea)			8,834	470,068

Kingfisher PLC (United Kingdom)			107,583	496,914

La-Z-Boy, Inc.			33,134	468,846

LeapFrog Enterprises, Inc.(NON)			28,951	249,847

Lear Corp.			21,569	1,010,292

Localiza Rent a Car SA (Brazil)			28,182	516,154

Lowe's Cos., Inc.			149,027	5,293,439

LS Corp. (South Korea)			754	66,806

Lumber Liquidators Holdings, Inc.(NON)			2,258	119,290

Macy's, Inc.			63,303	2,470,083

Major Cineplex Group PCL (Thailand)			466,500	289,752

Maruti Suzuki India, Ltd. (India)			6,864	188,170

MAXIMUS, Inc.			2,156	136,302

McGraw-Hill Cos., Inc. (The)			43,097	2,356,113

MGM China Holdings, Ltd. (Hong Kong)			362,400	666,039

Millennial Media, Inc.(NON)			6,911	86,595

Mitra Adiperkasa Tbk PT (Indonesia)			339,500	237,707

Mitsubishi Motors Corp. (Japan)(NON)			526,000	543,715

Namco Bandai Holdings, Inc. (Japan)			32,300	418,900

News Corp. Class A			4,724	120,651

Next PLC (United Kingdom)			21,058	1,299,715

Nissan Motor Co., Ltd. (Japan)			104,800	994,704

Nu Skin Enterprises, Inc. Class A			7,412	274,615

O'Reilly Automotive, Inc.(NON)			20,150	1,801,813

OPAP SA (Greece)			48,287	345,888

Pearson PLC (United Kingdom)			12,452	243,428

PetSmart, Inc.			19,920	1,361,333

Pier 1 Imports, Inc.			5,884	117,680

PPR SA (France)			585	109,034

Priceline.com, Inc.(NON)			6,561	4,075,693

PulteGroup, Inc.(NON)			69,600	1,263,936

Randstad Holding NV (Netherlands)			6,061	223,736

Rent-A-Center, Inc.			3,332	114,488

Ryland Group, Inc. (The)			8,711	317,952

Scania AB Class B (Sweden)			32,413	674,129

Scholastic Corp.			4,855	143,514

Select Comfort Corp.(NON)			7,073	185,100

Sinclair Broadcast Group, Inc. Class A			36,213	457,008

Six Flags Entertainment Corp.			4,172	255,326

SJM Holdings, Ltd. (Hong Kong)			353,000	830,699

Sonic Automotive, Inc. Class A			53,960	1,127,224

Standard Parking Corp.(NON)			17,967	395,094

Suzuki Motor Corp. (Japan)			40,600	1,061,355

Swire Pacific, Ltd. Class A (Hong Kong)			83,500	1,037,647

Tata Motors, Ltd. (India)			109,029	624,506

Tempur-Pedic International, Inc.(NON)			9,168	288,700

TJX Cos., Inc. (The)			97,500	4,138,875

Tongaat Hulett, Ltd. (South Africa)			15,573	247,789

Total Systems Services, Inc.			80,300	1,720,026

Town Sports International Holdings, Inc.			21,650	230,573

Trump Entertainment Resorts, Inc.(NON)			163	652

TUI Travel PLC (United Kingdom)			47,319	220,209

URS Corp.			15,914	624,784

Valeo SA (France)			6,847	347,187

ValueClick, Inc.(NON)			14,444	280,358

Vertis Holdings, Inc.(NON)(F)			585	6

Volkswagen AG (Preference) (Germany)			4,847	1,102,721

VOXX International Corp.(NON)			34,312	230,920

Wal-Mart Stores, Inc.			127,934	8,728,937

WPP PLC (United Kingdom)			44,339	644,568

Wyndham Worldwide Corp.			26,747	1,423,208

Wynn Resorts, Ltd.			14,146	1,591,284

				105,646,611
Consumer staples (4.7%)

AFC Enterprises(NON)			35,404	925,107

Ajinomoto Co., Inc. (Japan)			50,000	661,555

Alsea SAB de CV (Mexico)			149,000	297,048

Anheuser-Busch InBev NV (Belgium)			16,904	1,477,217

Apollo Group, Inc. Class A(NON)			10,946	228,990

Associated British Foods PLC (United Kingdom)			41,587	1,058,554

Avis Budget Group, Inc.(NON)			40,981	812,243

Barrett Business Services, Inc.			5,119	194,983

Beacon Roofing Supply, Inc.(NON)			11,425	380,224

BRF - Brasil Foods SA ADR (Brazil)			2,498	52,733

Brinker International, Inc.			15,145	469,344

British American Tobacco (BAT) PLC (United Kingdom)			28,178	1,427,780

Bunge, Ltd.			1,011	73,490

Calbee, Inc. (Japan)			8,400	591,267

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,645

Cheesecake Factory, Inc. (The)			2,855	93,416

Chiquita Brands International, Inc.(NON)			879	7,252

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			6,782	301,053

Coca-Cola Co. (The)			35,804	1,297,895

Cola-Cola Amatil, Ltd. (Australia)			12,366	173,858

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)			10,745	451,183

Constellation Brands, Inc. Class A(NON)			23,200	821,048

Core-Mark Holding Co., Inc.			5,394	255,406

CVS Caremark Corp.			108,738	5,257,482

DeNA Co., Ltd. (Japan)			11,000	361,689

Diageo PLC (United Kingdom)			22,403	652,208

Distribuidora Internacional de Alimentacion SA (Spain)			88,698	569,941

Domino's Pizza, Inc.			2,880	125,424

Fomento Economico Mexicano SAB de CV ADR (Mexico)			2,500	251,750

General Mills, Inc.			64,500	2,606,445

Geo Group, Inc. (The)			11,623	327,769

Glanbia PLC (Ireland)			3,131	35,021

Heineken Holding NV (Netherlands)			15,028	823,184

Imperial Tobacco Group PLC (United Kingdom)			1,853	71,553

Ingredion, Inc.			1,042	67,136

IOI Corp. Bhd (Malaysia)			27,000	45,025

Itron, Inc.(NON)			7,975	355,286

Japan Tobacco, Inc. (Japan)			50,000	1,409,584

JM Smucker Co. (The)			14,200	1,224,608

Kao Corp. (Japan)			28,000	729,524

Kerry Group PLC Class A (Ireland)			10,629	564,198

Koninklijke Ahold NV (Netherlands)			51,732	687,141

Kraft Foods Group, Inc.(NON)			58,500	2,659,995

Kuala Lumpur Kepong Bhd (Malaysia)			6,400	50,351

Lawson, Inc. (Japan)			3,600	244,704

Liberty Interactive Corp. Class A(NON)			94,800	1,865,664

Lorillard, Inc.			14,696	1,714,582

M Dias Branco SA (Brazil)			8,802	335,701

Magnit OJSC GDR (Russia)			20,083	813,197

Maple Leaf Foods, Inc. (Canada)			2,025	24,368

Molson Coors Brewing Co. Class B			19,134	818,744

Nestle SA (Switzerland)			47,411	3,089,970

Olam International, Ltd. (Singapore)(NON)			14,398	4,651

Olam International, Ltd. (Singapore)(S)			46,000	58,996

On Assignment, Inc.(NON)			9,768	198,095

OpenTable, Inc.(NON)			2,603	127,026

Papa John's International, Inc.(NON)			3,782	207,783

Pernod-Ricard SA (France)			4,561	536,313

Philip Morris International, Inc.			121,639	10,173,886

Prestige Brands Holdings, Inc.(NON)			13,248	265,357

Procter & Gamble Co. (The)			171,368	11,634,174

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			97,000	23,531

Rakuten, Inc. (Japan)			30,400	237,081

Robert Half International, Inc.			28,235	898,438

Ruby Tuesday, Inc.(NON)			26,533	208,549

SABMiller PLC (United Kingdom)			17,904	842,707

Smithfield Foods, Inc.(NON)			1,140	24,590

Spartan Stores, Inc.			10,414	159,959

Suedzucker AG (Germany)			17,973	735,430

Tate & Lyle PLC (United Kingdom)			3,554	44,071

Tesco PLC (United Kingdom)			52,817	290,141

Toyota Tsusho Corp. (Japan)			42,900	1,059,204

TrueBlue, Inc.(NON)			2,818	44,384

Tyson Foods, Inc. Class A			1,994	38,684

Unilever PLC (United Kingdom)			16,625	631,049

United Natural Foods, Inc.(NON)			5,427	290,833

USANA Health Sciences, Inc.(NON)(S)			2,566	84,498

Walgreen Co.			82,732	3,061,911

Wilmar International, Ltd. (Singapore)			14,000	38,693

Wolseley PLC (United Kingdom)			2,975	141,395

Woolworths, Ltd. (Australia)			30,173	922,210

				72,822,174
Energy (5.0%)

Alpha Natural Resources, Inc.(NON)			45,600	444,144

BG Group PLC (United Kingdom)			38,826	651,045

BP PLC (United Kingdom)			212,599	1,473,048

Cabot Oil & Gas Corp.			29,200	1,452,408

Cairn India, Ltd. (India)			68,465	400,941

Caltex Australia, Ltd. (Australia)			43,952	885,806

Canadian Natural Resources, Ltd. (Canada)			8,200	236,099

Chevron Corp.			33,437	3,615,877

CNOOC, Ltd. (China)			482,000	1,058,355

ConocoPhillips			123,623	7,168,898

CVR Energy, Inc. (Escrow)			15,953	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,420) (Norway)(RES)			8,417	126,255

Delek US Holdings, Inc.			15,423	390,510

ENI SpA (Italy)			73,647	1,816,838

EPL Oil & Gas, Inc.(NON)			17,620	397,331

Eurasia Drilling Co., Ltd. GDR (Russia)			14,422	517,659

Exxon Mobil Corp.			121,435	10,510,199

Ezion Holdings, Ltd. (Singapore)			490,000	683,735

Halliburton Co.			8,000	277,520

Helix Energy Solutions Group, Inc.(NON)			33,455	690,511

Helmerich & Payne, Inc.			15,885	889,719

HollyFrontier Corp.			29,499	1,373,178

Inpex Corp. (Japan)			57	304,201

Key Energy Services, Inc.(NON)			32,892	228,599

Kodiak Oil & Gas Corp.(NON)			25,708	227,516

Lukoil OAO ADR (Russia)			21,741	1,453,521

Marathon Petroleum Corp.			41,856	2,636,928

Occidental Petroleum Corp.			81,953	6,278,419

Oceaneering International, Inc.			17,364	934,010

Oil States International, Inc.(NON)			9,800	701,092

ONEOK, Inc.			33,800	1,444,950

Pacific Rubiales Energy Corp. (Colombia)			19,018	441,848

Peabody Energy Corp.			41,795	1,112,165

Petrofac, Ltd. (United Kingdom)			57,375	1,554,451

Petroleo Brasileiro SA ADR (Preference) (Brazil)			29,051	560,684

Phillips 66			69,662	3,699,052

Repsol SA (Spain)(NON)			25,267	15,408

Repsol YPF SA (Spain)			25,267	518,900

Rosetta Resources, Inc.(NON)			4,801	217,773

Royal Dutch Shell PLC Class A (United Kingdom)			48,766	1,723,124

Royal Dutch Shell PLC Class A (United Kingdom)			33,180	1,140,799

Royal Dutch Shell PLC Class B (United Kingdom)			37,653	1,332,628

Sapurakencana Petroleum Bhd (Malaysia)(NON)			210,100	217,369

Schlumberger, Ltd.			118,137	8,185,713

Statoil ASA (Norway)			23,062	578,720

Stone Energy Corp.(NON)			11,910	244,393

Suncor Energy, Inc. (Canada)			16,800	552,456

Swift Energy Co.(NON)			14,922	229,650

Technip SA (France)			2,258	259,962

Tesoro Corp.			38,249	1,684,868

Total SA (France)			22,172	1,147,568

Tullow Oil PLC (United Kingdom)			12,788	260,419

Unit Corp.(NON)			5,684	256,064

Vaalco Energy, Inc.(NON)			62,241	538,385

Valero Energy Corp.			69,822	2,382,327

W&T Offshore, Inc.			10,780	172,803

Western Refining, Inc.			17,197	484,783

				78,781,624
Financials (10.3%)

3i Group PLC (United Kingdom)			112,322	392,579

ACE, Ltd.			5,396	430,601

AG Mortgage Investment Trust, Inc.(R)			5,934	139,330

Ageas (Belgium)			23,061	688,041

Agree Realty Corp.(R)			10,033	268,784

Agricultural Bank of China, Ltd. (China)			1,227,000	617,019

AIA Group, Ltd. (Hong Kong)			333,000	1,327,151

Alleghany Corp.(NON)			4,500	1,509,390

Allianz SE (Germany)			10,349	1,433,716

Allied World Assurance Co. Holdings AG			17,826	1,404,689

Amata Corp. PLC (Thailand)			733,900	388,662

American Capital Agency Corp.(R)			41,100	1,189,434

American Equity Investment Life Holding Co.			23,561	287,680

American Financial Group, Inc.			25,772	1,018,509

American International Group, Inc.(NON)			129,000	4,553,700

Amtrust Financial Services, Inc.			6,242	179,083

Aon PLC			68,042	3,783,135

Apollo Commercial Real Estate Finance, Inc.(R)			11,354	184,275

Apollo Residential Mortgage, Inc.			10,792	217,890

Arlington Asset Investment Corp. Class A			6,828	141,818

ARMOUR Residential REIT, Inc.(R)			31,828	205,927

Ashford Hospitality Trust, Inc.(R)			37,512	394,251

Ashmore Group PLC (United Kingdom)			45,270	261,766

Associated Banc-Corp.			52,400	687,488

Australia & New Zealand Banking Group, Ltd. (Australia)			42,454	1,111,484

AvalonBay Communities, Inc.(R)			10,905	1,478,609

AXA SA (France)			69,491	1,256,950

Axis Capital Holdings, Ltd.			31,600	1,094,624

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			32,669	299,913

Banco Latinoamericano de Exportaciones SA Class E (Panama)			22,547	486,113

Banco Santander Brasil SA ADS (Brazil)			52,023	378,207

Banco Santander Central Hispano SA (Spain)			115,200	928,867

Bank Mandiri (Persero) Tbk PT (Indonesia)			703,500	594,931

Barclays PLC (United Kingdom)			563,585	2,433,776

Berkshire Hathaway, Inc. Class B(NON)			19,068	1,710,400

BM&F Bovespa SA (Brazil)			85,000	581,197

BNP Paribas SA (France)			23,072	1,300,503

BofI Holding, Inc.(NON)			14,866	414,315

BR Properties SA (Brazil)			19,500	242,857

British Land Company PLC (United Kingdom)(R)			33,283	309,425

C C Land Holdings, Ltd. (China)			983,687	351,508

Cardinal Financial Corp.			19,506	317,363

CBL & Associates Properties, Inc.(R)			38,074	807,550

Chimera Investment Corp.(R)			224,791	586,705

China Construction Bank Corp. (China)			1,467,000	1,195,611

China Everbright, Ltd. (China)			224,000	440,296

China Overseas Grand Oceans Group, Ltd. (China)			513,000	625,045

China Overseas Land & Investment, Ltd. (China)			218,000	660,358

Chongqing Rural Commercial Bank (China)			575,000	320,054

CIMB Group Holdings Berhad (Malaysia)			220,100	549,769

CIT Group, Inc.(NON)			47,398	1,831,459

Citigroup, Inc.			4,000	158,240

Citizens & Northern Corp.			12,608	238,291

Citizens Republic Bancorp, Inc.(NON)			11,186	212,198

City National Corp.			14,792	732,500

CNO Financial Group, Inc.			43,761	408,290

Commonwealth Bank of Australia (Australia)			26,833	1,743,001

CoreLogic, Inc.(NON)			59,800	1,609,816

Credit Acceptance Corp.(NON)			1,243	126,388

Credit Agricole SA (France)(NON)			79,219	643,186

Credit Suisse Group (Switzerland)			16,372	410,795

DBS Group Holdings, Ltd. (Singapore)			50,000	612,066

Deutsche Bank AG (Germany)			19,543	851,440

Dexus Property Group (Australia)			822,838	872,461

Discover Financial Services			73,800	2,844,990

Discovery Holdings, Ltd. (South Africa)			50,205	369,561

Dynex Capital, Inc.(R)			27,859	262,989

East West Bancorp, Inc.			15,996	343,754

Eaton Vance Corp.			32,652	1,039,966

EPR Properties(R)			3,970	183,057

Federal Realty Investment Trust(R)			8,500	884,170

Fidelity National Financial, Inc. Class A			59,682	1,405,511

Fifth Third Bancorp			196,000	2,977,240

Financial Institutions, Inc.			13,027	242,693

First Community Bancshares Inc.			12,298	196,399

First Industrial Realty Trust(NON)(R)			12,035	169,453

FirstRand, Ltd. (South Africa)			77,897	288,041

Flushing Financial Corp.			22,873	350,872

Genworth Financial, Inc. Class A(NON)			254,772	1,913,338

Glimcher Realty Trust(R)			23,383	259,317

Goldman Sachs Group, Inc. (The)			53,221	6,788,871

Grupo Financiero Banorte SAB de CV (Mexico)			149,731	966,870

Hana Financial Group, Inc. (South Korea)			15,670	512,277

Hanmi Financial Corp.(NON)			25,826	350,975

Hatteras Financial Corp.(R)			15,500	384,555

Health Care REIT, Inc.(R)			28,700	1,759,023

Heartland Financial USA, Inc.			8,734	228,394

HFF, Inc. Class A			39,612	590,219

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			3,381	63,901

Hongkong Land Holdings, Ltd. (Hong Kong)			23,000	161,755

Housing Development Finance Corp., Ltd. (HDFC) (India)			73,099	1,115,033

HSBC Holdings, PLC (United Kingdom)			264,439	2,796,926

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			9,050	282,522

ICICI Bank, Ltd. (India)			23,847	502,308

Industrial and Commercial Bank of China, Ltd. (China)			1,859,000	1,340,652

ING Groep NV GDR (Netherlands)(NON)			86,487	827,049

Insurance Australia Group, Ltd. (Australia)			222,085	1,092,198

Invesco Mortgage Capital, Inc.(R)			9,751	192,192

Investors Real Estate Trust(R)			27,134	236,880

Jones Lang LaSalle, Inc.			5,288	443,875

Joyo Bank, Ltd. (The) (Japan)			122,000	576,526

JPMorgan Chase & Co.			264,777	11,642,245

Kasikornbank PCL NVDR (Thailand)			78,900	501,094

KKR & Co. LP			9,600	146,208

Lexington Realty Trust(R)			74,069	774,021

LIC Housing Finance, Ltd. (India)(NON)			99,854	533,173

LTC Properties, Inc.(R)			14,195	499,522

Macquarie Group, Ltd. (Australia)			4,678	173,977

Maiden Holdings, Ltd. (Bermuda)			21,593	198,440

MainSource Financial Group, Inc.			19,392	245,697

MFA Financial, Inc.(R)			31,998	259,504

Mission West Properties(R)			18,575	169,218

Mitsubishi Estate Co., Ltd. (Japan)			21,000	502,032

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			412,700	2,220,796

Mitsui Fudosan Co., Ltd. (Japan)			7,000	171,018

Nasdaq OMX Group, Inc. (The)			39,762	994,448

National Bank of Canada (Canada)			4,029	312,858

National Financial Partners Corp.(NON)			10,559	180,981

National Health Investors, Inc.(R)			12,461	704,420

Nationstar Mortgage Holdings, Inc.(NON)(S)			13,597	421,235

Nelnet, Inc. Class A			11,717	349,049

Northern Trust Corp.			38,081	1,910,143

Ocwen Financial Corp.(NON)			13,578	469,663

One Liberty Properties, Inc.(R)			13,137	266,550

Oriental Financial Group (Puerto Rico)			11,458	152,964

ORIX Corp. (Japan)			13,900	1,568,460

PartnerRe, Ltd.			17,731	1,427,168

Peoples Bancorp, Inc.			12,029	245,752

Persimmon PLC (United Kingdom)			18,637	246,124

PNC Financial Services Group, Inc.			68,699	4,005,839

Popular, Inc. (Puerto Rico)(NON)			43,803	910,664

Portfolio Recovery Associates, Inc.(NON)			2,572	274,844

Porto Seguro SA (Brazil)			50,737	582,082

Protective Life Corp.			36,476	1,042,484

Prudential PLC (United Kingdom)			131,776	1,838,708

PS Business Parks, Inc.(R)			8,562	556,359

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)			879,500	640,515

Public Storage(R)			15,095	2,188,171

Realogy Holdings Corp.(NON)			1,196	50,184

Regus PLC (United Kingdom)			161,536	291,505

Republic Bancorp, Inc. Class A			7,821	165,258

Resona Holdings, Inc. (Japan)			115,600	524,109

Royal Bank of Scotland PLC (The) (United Kingdom)(NON)			50,105	269,859

Sberbank of Russia ADR (Russia)			146,963	1,826,790

SCOR SE (France)			6,221	167,745

Security Bank Corp. (Philippines)			68,670	261,444

Siam Commercial Bank PCL (Thailand)			90,200	533,710

Simon Property Group, Inc.(R)			28,224	4,461,932

Societe Generale SA (France)(NON)			7,207	271,086

Sovran Self Storage, Inc.(R)			8,745	543,065

St. Joe Co. (The)(NON)			45,235	1,044,024

Standard Chartered PLC (United Kingdom)			32,503	823,908

Standard Life PLC (United Kingdom)			119,272	637,071

Starwood Property Trust, Inc.(R)			7,561	173,601

State Street Corp.			66,900	3,144,969

Stockland (Units) (Australia)(R)			192,486	709,655

Sun Hung Kai Properties, Ltd. (Hong Kong)			28,000	422,609

Svenska Handelsbanken AB Class A (Sweden)			23,164	829,966

Swedbank AB Class A (Sweden)			59,620	1,173,226

Symetra Financial Corp.			21,659	281,134

Synovus Financial Corp.			263,700	646,065

Tanger Factory Outlet Centers(R)			14,100	482,220

Tokyu Land Corp. (Japan)			193,000	1,410,866

Toronto-Dominion Bank (The) (Canada)			18,483	1,558,671

Turkiye Garanti Bankasi AS (Turkey)			137,273	714,156

Turkiye Halk Bankasi AS (Turkey)			37,763	371,728

UBS AG (Switzerland)			68,717	1,080,656

UniCredit SpA (Italy)(NON)			69,823	344,792

Unitech, Ltd. (India)(NON)			303,323	188,387

United Overseas Bank, Ltd. (Singapore)			8,000	131,027

Universal Health Realty Income Trust(R)			3,323	168,177

Urstadt Biddle Properties, Inc. Class A(R)			10,581	208,234

Validus Holdings, Ltd.			30,860	1,067,139

Virginia Commerce Bancorp, Inc.(NON)			31,827	284,852

Virtus Investment Partners, Inc.(NON)			1,921	232,326

Visa, Inc. Class A			1,700	257,686

Vornado Realty Trust(R)			21,000	1,681,680

WageWorks, Inc.(NON)			8,078	143,788

Walker & Dunlop, Inc.(NON)			19,769	329,352

Walter Investment Management Corp.(NON)			16,785	722,091

Washington Banking Co.			15,064	205,172

Wells Fargo & Co.			56,482	1,930,555

Westfield Group (Australia)			53,761	593,219

Westpac Banking Corp. (Australia)			28,906	790,244

Wheelock and Co., Ltd. (Hong Kong)			122,000	620,855

World Acceptance Corp.(NON)			2,674	199,373

				161,872,418
Health care (6.0%)

ABIOMED, Inc.(NON)			9,473	127,507

Affymax, Inc.(NON)			6,282	119,358

Air Methods Corp.			5,118	188,803

Alere, Inc.(NON)			15,285	282,773

Alfresa Holdings Corp. (Japan)			9,300	363,432

Amedisys, Inc.(NON)			3,170	35,726

AmerisourceBergen Corp.			56,485	2,439,022

Amgen, Inc.			64,705	5,585,336

AmSurg Corp.(NON)			8,617	258,596

Astellas Pharma, Inc. (Japan)			14,800	664,835

AstraZeneca PLC (United Kingdom)			22,739	1,074,995

athenahealth, Inc.(NON)			3,331	244,662

Bayer AG (Germany)			22,464	2,133,238

Bio-Reference Labs, Inc.(NON)			4,489	128,789

BioMarin Pharmaceuticals, Inc.(NON)			3,867	190,450

Bristol-Myers Squibb Co.			147,000	4,790,730

Celgene Corp.(NON)			41,868	3,295,849

Centene Corp.(NON)			2,482	101,762

Chindex International, Inc.(NON)			2,179	22,880

CIGNA Corp.			60,700	3,245,022

Coloplast A/S Class B (Denmark)			17,980	881,207

Community Health Systems, Inc.			6,340	194,892

Computer Programs & Systems, Inc.			2,114	106,419

Conmed Corp.			17,376	485,659

Covidien PLC			3,321	191,755

Cubist Pharmaceuticals, Inc.(NON)			10,478	440,705

Cyberonics, Inc.(NON)			2,597	136,420

Elan Corp. PLC ADR (Ireland)(NON)			21,440	218,902

Elekta AB Class B (Sweden)			6,131	96,684

Eli Lilly & Co.			90,047	4,441,118

Endo Health Solutions, Inc.(NON)			10,032	263,541

Fresenius SE & Co. KGgA (Germany)			6,968	801,968

Gilead Sciences, Inc.(NON)			65,671	4,823,535

GlaxoSmithKline PLC (United Kingdom)			53,004	1,150,801

Glenmark Pharmaceuticals, Ltd. (India)(NON)			35,306	342,292

Greatbatch, Inc.(NON)			21,314	495,337

Grifols SA ADR (Spain)(NON)(S)			12,306	319,091

Haemonetics Corp.(NON)			6,090	248,716

HCA Holdings, Inc.			42,826	1,292,060

Health Net, Inc.(NON)			7,684	186,721

HealthSouth Corp.(NON)			10,777	227,502

Hi-Tech Pharmacal Co., Inc.			3,775	132,050

Impax Laboratories, Inc.(NON)			17,372	355,952

Jazz Pharmaceuticals PLC(NON)			21,012	1,117,838

Johnson & Johnson			42,582	2,984,998

Kindred Healthcare, Inc.(NON)			25,680	277,858

Lexicon Pharmaceuticals, Inc.(NON)			34,997	77,693

Magellan Health Services, Inc.(NON)			3,016	147,784

McKesson Corp.			45,551	4,416,625

MedAssets, Inc.(NON)			22,866	383,463

Medicines Co. (The)(NON)			17,273	414,034

Merck & Co., Inc.			20,971	858,553

Merck KGaA (Germany)			2,202	290,527

Mitsubishi Tanabe Pharma Corp. (Japan)			10,300	134,296

Novartis AG (Switzerland)			17,672	1,118,841

Novo Nordisk A/S Class B (Denmark)			8,791	1,435,745

Obagi Medical Products, Inc.(NON)			45,315	615,831

Omega Healthcare Investors, Inc.(R)			21,174	505,000

Omnicare, Inc.			15,470	558,467

OraSure Technologies, Inc.(NON)			23,151	166,224

Orion OYJ Class B (Finland)			22,938	674,186

Otsuka Holdings Company, Ltd. (Japan)			34,800	977,006

PDL BioPharma, Inc.(S)			46,927	330,835

Pfizer, Inc.			471,481	11,824,743

Pharmacyclics, Inc.(NON)			1,453	84,129

PharMerica Corp.(NON)			15,826	225,362

Providence Service Corp. (The)(NON)			5,964	101,328

Quality Systems, Inc.			2,937	50,986

Questcor Pharmaceuticals, Inc.			2,778	74,228

Roche Holding AG-Genusschein (Switzerland)			10,505	2,140,130

RTI Biologics, Inc.(NON)			38,010	162,303

Salix Pharmaceuticals, Ltd.(NON)			15,112	611,734

Sanofi (France)			28,037	2,658,895

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			126,500	192,571

Shire PLC (United Kingdom)			9,102	279,550

Sinopharm Group Co. (China)			91,600	290,945

Spectrum Pharmaceuticals, Inc.(S)			16,533	185,004

St. Jude Medical, Inc.			70,600	2,551,484

STAAR Surgical Co.(NON)			49,886	304,305

Steris Corp.			5,637	195,773

Suzuken Co., Ltd. (Japan)			10,200	287,440

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			7,564	282,440

Trinity Biotech PLC ADR (Ireland)			9,889	142,599

Triple-S Management Corp. Class B (Puerto Rico)(NON)			6,611	122,105

United Therapeutics Corp.(NON)			12,624	674,374

Ventas, Inc.(R)			31,100	2,012,792

ViroPharma, Inc.(NON)			17,094	389,059

Warner Chilcott PLC Class A			62,895	757,256

WellCare Health Plans, Inc.(NON)			11,798	574,445

WellPoint, Inc.			65,900	4,014,628

Zimmer Holdings, Inc.			38,800	2,586,408

				94,389,912
Technology (9.4%)

Acacia Research Corp.(NON)			3,473	89,082

Accenture PLC Class A			91,800	6,104,700

Actuate Corp.(NON)			63,940	358,064

Acxiom Corp.(NON)			22,181	387,280

Amadeus IT Holding SA Class A (Spain)			7,346	184,343

Anixter International, Inc.			3,694	236,342

AOL, Inc.(NON)			52,566	1,556,479

Apple, Inc.			90,176	48,066,513

ASML Holding NV (Netherlands)			9,710	628,622

ASML Holding NV ADR (Netherlands)			4,199	270,458

Aspen Technology, Inc.(NON)			8,317	229,882

Avnet, Inc.(NON)			27,300	835,653

BMC Software, Inc.(NON)			52,628	2,087,226

Bottomline Technologies, Inc.(NON)			10,194	269,020

Broadcom Corp. Class A(NON)			57,974	1,925,317

Brocade Communications Systems, Inc.(NON)			142,382	758,896

China Automation Group, Ltd. (China)			968,000	273,998

Cirrus Logic, Inc.(NON)			5,347	154,903

Cisco Systems, Inc.			374,743	7,363,700

Commvault Systems, Inc.(NON)			4,304	300,032

Cornerstone OnDemand, Inc.(NON)			5,066	149,599

CSG Systems International, Inc.(NON)			4,701	85,464

Cypress Semiconductor Corp.(NON)			54,700	592,948

EMC Corp.(NON)			167,900	4,247,870

EnerSys(NON)			13,664	514,176

Entegris, Inc.(NON)			62,864	577,092

Entropic Communications, Inc.(NON)			32,753	173,263

F5 Networks, Inc.(NON)			1,000	97,150

Fair Isaac Corp.			18,514	778,143

FEI Co.			5,507	305,418

First Solar, Inc.(NON)(S)			6,786	209,552

Gemalto NV (Netherlands)			8,457	765,664

GenMark Diagnostics, Inc.(NON)			7,347	66,123

Google, Inc. Class A(NON)			9,378	6,652,472

HCL Technologies, Ltd. (India)			37,449	424,047

Hollysys Automation Technologies, Ltd. (China)(NON)			55,096	653,990

Hon Hai Precision Industry Co., Ltd. (Taiwan)			251,492	775,272

IBM Corp.			18,602	3,563,213

Infoblox, Inc.(NON)			10,149	182,378

InnerWorkings, Inc.(NON)			15,386	212,019

Integrated Silicon Solutions, Inc.(NON)			37,617	338,553

IntraLinks Holdings, Inc.(NON)			43,920	270,986

Ixia(NON)			7,799	132,427

Konica Minolta Holdings, Inc. (Japan)			77,500	558,346

L-3 Communications Holdings, Inc.			17,609	1,349,202

Lam Research Corp.(NON)			28,757	1,038,990

Lexmark International, Inc. Class A			24,400	565,836

LivePerson, Inc.(NON)			11,832	155,472

Manhattan Associates, Inc.(NON)			5,426	327,405

Marvell Technology Group, Ltd.			96,200	698,412

Mentor Graphics Corp.(NON)			29,700	505,494

Microsemi Corp.(NON)			10,271	216,102

Microsoft Corp.			350,609	9,371,779

MTS Systems Corp.			5,582	284,291

Murata Manufacturing Co., Ltd. (Japan)			6,800	401,056

NEC Corp. (Japan)(NON)			529,000	1,113,897

Netscout Systems, Inc.(NON)			10,020	260,420

NTT Data Corp. (Japan)			122	381,444

NVIDIA Corp.			92,205	1,133,199

NXP Semiconductor NV(NON)			3,400	89,658

Omnivision Technologies, Inc.(NON)			17,463	245,879

Oracle Corp.			325,068	10,831,266

Oracle Corp. Japan (Japan)			13,800	575,150

Parametric Technology Corp.(NON)			9,601	216,119

Pegatron Corp. (Taiwan)(NON)			616,000	801,457

Perficient, Inc.(NON)			15,988	188,339

Pericom Semiconductor Corp.(NON)			25,067	201,288

Photronics, Inc.(NON)			30,130	179,575

Plantronics, Inc.			5,027	185,345

Procera Networks, Inc.(NON)			13,049	242,059

QLIK Technologies, Inc.(NON)			7,478	162,422

RealPage, Inc.(NON)			9,789	211,149

RF Micro Devices, Inc.(NON)			29,830	133,638

Riverbed Technology, Inc.(NON)			45,959	906,311

Rockwell Automation, Inc.			23,200	1,948,568

Rovi Corp.(NON)			15,740	242,868

Rudolph Technologies, Inc.(NON)			15,281	205,529

Safeguard Scientifics, Inc.(NON)			10,270	151,483

Samsung Electronics Co., Ltd. (South Korea)			2,812	4,024,605

SAP AG (Germany)			7,241	580,051

Sartorius AG (Preference) (Germany)			1,595	141,529

Semtech Corp.(NON)			11,120	321,924

Silicon Graphics International Corp.(NON)			8,398	85,912

Silicon Image, Inc.(NON)			29,080	144,237

SK Hynix, Inc. (South Korea)(NON)			44,460	1,078,648

Skyworks Solutions, Inc.(NON)			7,526	152,778

Softbank Corp. (Japan)			21,200	775,745

Sourcefire, Inc.(NON)			3,810	179,908

SS&C Technologies Holdings, Inc.(NON)			8,546	197,584

Stratasys, Ltd.(NON)			2,343	187,791

Symantec Corp.(NON)			163,468	3,074,833

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			140,350	469,739

Tangoe, Inc.(NON)			7,889	93,642

Telefonaktiebolaget LM Ericsson Class B (Sweden)			7,880	79,259

Tencent Holdings, Ltd. (China)			19,900	647,644

Teradyne, Inc.(NON)			59,711	1,008,519

TIBCO Software, Inc.(NON)			11,480	252,675

TPK Holding Co., Ltd. (Taiwan)			24,000	428,666

Tripod Technology Corp. (Taiwan)			113,180	244,288

Tyler Technologies, Inc.(NON)			4,315	209,019

Ultimate Software Group, Inc.(NON)			3,814	360,080

Ultra Clean Holdings, Inc.(NON)			27,621	135,619

Unisys Corp.(NON)			4,112	71,138

VASCO Data Security International, Inc.(NON)			47,525	387,804

VeriFone Systems, Inc.(NON)			2,949	87,526

VMware, Inc. Class A(NON)			2,300	216,522

Western Digital Corp.			31,048	1,319,230

Wistron NeWeb Corp. (Taiwan)			173,200	293,348

Yandex NV Class A (Russia)(NON)			22,292	480,838

Yelp, Inc.(NON)			7,516	141,677

				147,800,555
Transportation (0.7%)

Aegean Marine Petroleum Network, Inc. (Greece)			47,609	251,376

Alaska Air Group, Inc.(NON)			3,766	162,277

Central Japan Railway Co. (Japan)			15,600	1,265,717

China Eastern Airlines Corporation Limited (China)(NON)			738,000	295,544

ComfortDelgro Corp., Ltd. (Singapore)			354,000	518,835

Delta Air Lines, Inc.(NON)			148,277	1,760,048

Deutsche Lufthansa AG (Germany)			26,172	491,940

Deutsche Post AG (Germany)			13,687	300,119

Hankyu Hanshin Holdings, Inc. (Japan)			134,000	691,781

International Consolidated Airlines Group SA (Spain)(NON)			147,664	436,404

Japan Airlines Co., Ltd. (Japan)(NON)			6,700	286,774

Jaypee Infratech, Ltd. (India)(NON)			283,343	267,092

JSL SA (Brazil)			63,985	437,504

Quality Distribution, Inc.(NON)			23,135	138,810

SkyWest, Inc.			16,993	211,733

Southwest Airlines Co.			137,000	1,402,880

Swift Transportation Co.(NON)			38,253	348,867

Turk Hava Yollari (Turkey)(NON)			120,555	424,210

Universal Truckload Services, Inc.			1,454	26,536

US Airways Group, Inc.(NON)			13,271	179,159

Wabtec Corp.			9,421	824,714

XPO Logistics, Inc.(NON)(S)			12,029	209,064

				10,931,384
Utilities and power (1.6%)

AES Corp. (The)			111,270	1,190,589

American Electric Power Co., Inc.			65,800	2,808,344

American Water Works Co., Inc.			30,000	1,113,900

Centrica PLC (United Kingdom)			90,740	492,935

Chubu Electric Power Co., Inc. (Japan)			15,100	201,484

Cia Energetica de Minas Gerais (Preference) (Brazil)			9,600	105,963

Cia Energetica de Minas Gerais ADR (Brazil)			24,136	262,117

CMS Energy Corp.			44,073	1,074,500

DTE Energy Co.			26,313	1,580,096

Dynegy, Inc.(NON)			10,002	191,338

Electric Power Development Co., Ltd. (Japan)			9,700	229,942

Electricite de France SA (EDF) (France)			37,420	701,336

Enel SpA (Italy)			177,867	739,995

Energias de Portugal (EDP) SA (Portugal)			56,450	169,682

Entergy Corp.			27,624	1,761,030

GDF Suez (France)			32,025	659,840

Kinder Morgan, Inc.			63,200	2,232,856

Manila Electric Co. (Philippines)			84,820	540,731

OGE Energy Corp.			17,400	979,794

Origin Energy, Ltd. (Australia)			35,202	430,791

PG&E Corp.			59,590	2,394,326

Power Grid Corp. of India, Ltd. (India)			209,667	440,504

PPL Corp.			82,300	2,356,249

Red Electrica Corporacion SA (Spain)			17,299	854,701

Tokyo Gas Co., Ltd. (Japan)			89,000	406,904

UGI Corp.			22,000	719,620

United Utilities Group PLC (United Kingdom)			82,955	910,286

				25,549,853

Total common stocks (cost $782,239,607)				$867,006,238

CORPORATE BONDS AND NOTES (12.4%)(a)
			Principal amount	Value

Basic materials (1.0%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			$20,000	$19,829

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			85,000	89,250

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			355,000	377,054

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			65,000	82,698

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	44,311

ArcelorMittal sr. unsec. unsub. 10.35s, 2019 (France)			275,000	332,154

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			90,000	93,600

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			440,000	467,500

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			35,000	36,050

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	141,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			300,000	336,000

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			200,000	217,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022			200,000	225,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			210,000	264,293

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			245,000	299,295

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			275,000	297,000

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			135,000	182,260

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	291,109

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			745,000	796,912

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			535,000	560,318

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			170,000	175,651

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			125,000	126,250

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	76,500

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			355,000	320,388

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			160,000	165,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	175,725

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	349,350

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			140,000	143,500

HD Supply, Inc. company guaranty sr. unsec. sub. notes 13 1/2s, 2015			180,000	184,500

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			295,000	332,244

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			165,000	169,538

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			85,000	86,488

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			90,000	84,375

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			140,000	159,950

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	300,113

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			135,000	136,519

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			250,000	243,750

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			170,000	178,925

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	160,000	209,731

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$50,000	52,000

International Paper Co. sr. unsec. notes 7.95s, 2018			725,000	937,299

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			285,000	316,350

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			115,000	129,950

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	188,371

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			530,000	621,425

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	334,875

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			880,000	972,400

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	19,140

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	96,368

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			$30,000	29,550

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			100,000	101,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	144,113

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	67,275

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	250,875

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			95,000	99,988

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			210,000	216,300

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	178,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,600

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			210,000	226,944

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			210,000	226,564

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			275,000	371,341

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	201,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			175,000	178,500

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			40,000	43,200

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	57,613

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020			20,000	22,100

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			40,000	42,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			50,000	53,000

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			90,000	88,875

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			285,000	312,075

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			260,000	262,600

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 11 3/4s, 2019			10,000	7,100

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			60,000	22,800

				15,656,071
Capital goods (0.6%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			40,000	42,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			420,000	458,850

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	315,000	453,991

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$75,000	83,438

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	185,500

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			45,000	48,150

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			145,000	159,500

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			285,000	328,463

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			100,000	102,875

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			85,000	85,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	124,076

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	141,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			280,000	316,750

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			65,000	69,550

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	65,000	94,253

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$235,000	237,961

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			165,000	165,000

Exide Technologies sr. notes 8 5/8s, 2018			200,000	169,500

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	144,560

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	98,232

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			50,000	51,813

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			380,000	417,050

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			805,000	1,063,009

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			65,000	65,406

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			60,000	63,150

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			420,000	386,400

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			270,000	294,300

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	74,675

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	211,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019			100,000	111,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			195,000	209,625

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	215,000

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	109,200

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			130,000	134,225

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			195,000	212,003

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	119,350

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	228,638

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			265,000	278,250

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			400,000	426,000

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			188,000	208,680

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	315,281

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			280,000	311,125

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			265,000	280,632

				9,295,836
Communication services (1.5%)

Adelphia Communications Corp. escrow bonds zero %, 2012			200,000	1,300

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			60,000	60,225

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	184,190

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	208,718

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	251,130

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			50,000	65,706

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			125,000	160,278

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			175,000	182,004

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045			334,000	335,502

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			165,000	179,025

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			525,000	612,281

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	90,100

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			150,000	166,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			150,000	161,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	199,569

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			65,000	66,138

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	166,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	180,263

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	85,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			235,000	253,800

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			50,000	52,063

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			140,000	144,550

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	102,363

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	387,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			368,000	499,032

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			150,000	178,824

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	290,700

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	110,500

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	181,900

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			145,000	160,769

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	292,158

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			170,000	187,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			225,000	240,750

DISH DBS Corp. company guaranty 7 1/8s, 2016			10,000	11,200

DISH DBS Corp. company guaranty 6 5/8s, 2014			45,000	48,375

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			445,000	527,325

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			235,000	267,900

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	183,150

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	145,456

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	93,800

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			330,000	379,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			190,000	219,450

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			290,000	319,725

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			320,000	364,000

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	139,750

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	231,525

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			130,000	141,050

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	108,413

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			684,843	727,646

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,353,600

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	118,774

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	206,738

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	205,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	49,050

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	219,450

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	227,038

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	134,375

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	455,175

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	409,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			55,000	43,725

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			250,000	186,875

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	278,850

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	263,350

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			160,000	168,600

Qwest Corp. sr. notes FRN 3.558s, 2013			1,475,000	1,486,350

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			678,000	790,932

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	98,491

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	343,688

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,528

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	74,375

SBA Tower Trust 144A notes 2.933s, 2017			610,000	633,976

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,095,000	1,138,800

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			250,000	290,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			310,000	337,125

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			205,000	241,388

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			145,000	158,413

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			485,000	598,975

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			340,000	368,347

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	133,179

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2042			590,000	575,396

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			65,000	68,088

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	165,561

Verizon Communications, Inc. sr. unsec. notes 2.45s, 2022			505,000	506,191

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			176,000	244,467

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	272,675

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			360,000	364,500

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			400,000	419,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	92,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	433,125

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			160,000	172,800

				24,689,924
Consumer cyclicals (2.1%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,850

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			258,000	246,012

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			362,000	351,981

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			188,000	202,567

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			245,000	158,025

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	240,188

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	174,688

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			270,000	311,850

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			299,000	307,223

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	9,896

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	107,495

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	113,400

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	101,700

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	75,075

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			205,000	205,513

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	36,488

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			105,000	111,825

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018			120,000	126,900

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			300,000	291,750

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	264,900

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	103,550

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	118,800

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	104,975

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	221,400

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,075,000	1,151,594

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	129,600

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			100,000	138,074

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	236,694

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			175,000	175,875

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	50,625

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			225,000	213,750

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	105,213

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	173,600

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			375,000	412,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	88,600

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	138,125

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			413,162	448,281

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			275,000	245,438

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			250,000	228,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	377,813

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			330,000	324,225

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			145,000	166,466

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	269,500

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	439,478

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			352,000	406,560

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			370,000	393,125

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			60,000	59,700

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	165,710

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	258,038

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			825,000	1,053,304

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			480,000	559,590

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	163,600

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	325,000	337,377

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$190,000	209,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	194,211

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			65,000	69,225

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			75,000	76,688

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			280,000	276,500

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			325,000	365,625

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			160,000	174,400

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	220,888

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	71,927

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$355,000	410,025

Jo-Ann Stores Holdings, Inc. 144A sr. notes 9 3/4s, 2019(PIK)			95,000	95,831

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			35,000	42,149

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			65,000	69,875

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			140,000	151,725

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			65,000	71,825

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			165,000	179,025

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			250,000	258,750

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			85,000	83,300

Liberty Interactive, LLC debs. 8 1/4s, 2030			195,000	212,550

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			230,000	264,500

Limited Brands, Inc. sr. notes 5 5/8s, 2022			105,000	114,713

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			420,000	462,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			104,000	122,212

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	237,144

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	173,194

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			70,000	74,531

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			695,000	717,134

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			285,000	17,100

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			275,000	294,250

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			215,000	230,050

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	100,463

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	143,775

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	49,875

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			145,000	161,675

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			150,000	153,188

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	188,100

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			666,616	706,613

Navistar International Corp. sr. notes 8 1/4s, 2021			312,000	301,080

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			275,000	279,813

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			215,000	218,225

News America Holdings, Inc. debs. 7 3/4s, 2045			210,000	296,812

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			40,000	44,700

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			120,000	119,400

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			255,000	283,688

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			75,000	83,250

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	141,533

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			195,000	200,850

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	160,769

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			125,000	129,063

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			45,000	48,319

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			285,000	333,450

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			195,000	212,063

QVC Inc. 144A sr. notes 7 3/8s, 2020			160,000	178,022

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015			130,000	133,900

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	411,350

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	61,875

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	87,200

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	62,288

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			295,000	328,925

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			195,000	211,575

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			295,000	340,725

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			315,000	303,975

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			330,000	351,450

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	233,750

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			485,000	545,625

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			100,000	109,750

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			110,000	116,600

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			90,000	95,513

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	55,688

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			160,000	160,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,800

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	15,938

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			260,000	295,100

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			200,000	214,000

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			255,000	257,770

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			45,000	48,263

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			65,000	69,144

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			340,000	360,400

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			35,000	36,006

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			180,000	205,003

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	31,725

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			450,000	491,478

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			535,000	576,463

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	23,125

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			80,000	70,500

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016(FWC)(PIK)			47,527	38,972

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			124,000	96,100

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			100,000	115,125

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			330,000	348,150

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	247,800

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	759,345

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	83,354

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	33,138

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			265,000	295,475

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	191,031

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			484,000	522,720

				32,458,443
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			51,000	71,396

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			7,000	9,738

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	252,189

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	383,366

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	92,400

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			45,000	50,175

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	71,825

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	16,727

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			122,000	130,653

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			180,000	206,100

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	180,814

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			70,000	76,650

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			165,026	176,165

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	170,100

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			256,907	237,639

Claire's Stores, Inc. 144A sr. notes 9s, 2019			375,000	403,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	404,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	125,950

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			50,000	52,250

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			550,000	584,375

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			325,000	328,139

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			385,803	386,136

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	243,178

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	330,400

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			35,000	40,250

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	318,275

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			100,000	104,250

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			615,000	576,455

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			125,000	129,031

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			135,000	141,437

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	323,831

Dole Food Co. sr. notes 13 7/8s, 2014			107,000	118,503

Dole Food Co. 144A sr. notes 8s, 2016			170,000	176,800

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	268,200

General Mills, Inc. sr. unsec. notes 5.65s, 2019			75,000	91,486

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			216,000	221,505

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			120,000	127,800

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			105,000	109,725

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	110,500

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	355,318

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$310,000	346,425

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			85,000	90,100

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			55,000	55,550

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			180,000	237,269

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			40,000	44,980

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			20,000	24,428

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			74,000	89,320

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			145,000	154,063

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			130,000	129,350

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			135,000	145,800

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	77,625

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	227,223

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	138,125

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			290,000	324,992

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	249,648

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			115,000	125,997

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	349,256

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			520,000	547,300

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			245,000	251,738

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			709,000	740,019

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			210,000	223,650

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	91,400

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	283,382

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	204,425

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			355,000	406,810

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			365,000	416,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			50,000	52,875

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			70,000	75,425

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			105,000	117,338

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			85,000	89,038

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	160,425

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			65,000	69,388

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	121,642

				14,858,212
Energy (1.5%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			185,000	188,238

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			100,000	106,250

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	86,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	73,400

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	153,038

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			185,000	206,044

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			410,000	542,457

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			130,000	149,558

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			170,000	180,167

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	17,051

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	37,100

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			220,000	204,600

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			75,000	77,625

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	134,375

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			195,000	208,650

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	458,522

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			300,000	353,392

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			390,000	421,200

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			455,000	474,645

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	227,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	249,550

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			95,000	103,075

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	70,095

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			$50,000	50,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			255,000	240,338

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	301,813

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			65,000	68,413

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	116,050

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	71,400

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			530,000	573,725

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	335,575

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	463,325

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			325,000	351,000

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	83,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	382,223

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	55,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			545,000	528,650

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	156,963

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	143,550

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			185,000	164,650

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			193,000	199,273

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			158,000	194,659

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,097,270

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			420,000	401,100

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			225,000	231,188

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			255,000	270,300

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	20,950

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	263,988

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			105,000	112,350

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	79,699

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	245,000

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			55,000	54,725

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			375,000	413,438

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	86,800

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	396,713

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			100,000	94,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	184,188

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	114,950

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			275,000	203,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	231,525

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	286,353

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			200,000	204,000

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			135,000	144,788

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			208,000	226,720

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	247,450

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	217,550

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,813

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	201,875

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	416,150

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			215,000	242,724

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,824,403

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			385,000	432,163

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			370,000	365,375

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			115,000	124,775

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	99,275

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	349,650

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			995,000	1,096,988

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	96,663

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			515,000	544,613

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	64,200

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			115,000	121,900

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			205,000	210,125

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	286,323

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	131,875

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			105,000	112,350

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,800

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	132,533

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			195,000	212,063

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	76,688

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			135,000	138,544

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			685,000	959,951

Whiting Petroleum Corp. company guaranty 7s, 2014			370,000	387,575

Williams Cos., Inc. (The) notes 7 3/4s, 2031			16,000	20,414

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			43,000	55,399

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	91,588

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			320,000	339,200

				24,294,967
Financials (2.3%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 1.893s, 2014 (United Kingdom)			135,000	134,691

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			890,000	970,736

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			150,000	141,375

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	674,158

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	292,545

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			210,000	222,600

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	232,516

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	178,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			145,000	177,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	169,050

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	181,350

American Express Co. 144A sr. unsec. notes 2.65s, 2022			483,000	481,077

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			412,000	536,630

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	516,801

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	251,761

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, (Perpetual maturity) (France)			425,000	416,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	184,584

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			60,000	69,936

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			1,005,000	1,160,533

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			185,000	186,569

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	278,322

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,958

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			345,000	346,270

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			588,000	800,515

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			480,000	531,066

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			640,000	695,470

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	111,609

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, (Perpetual maturity) (France)			411,000	396,615

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			200,000	205,000

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	214,934

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	92,969

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			265,000	291,500

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	223,926

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	185,725

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			225,000	240,750

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			135,000	143,100

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	344,650

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	228,900

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			11,000	13,183

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			250,000	240,625

Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013 (United Kingdom)			5,000	5,002

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	189,450

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			215,000	220,375

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.51s, 2016			260,000	256,095

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			440,000	571,443

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			330,000	383,058

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			325,000	358,803

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	420,762

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	136,352

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	115,350

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			195,000	191,311

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			390,000	392,811

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			408,000	484,039

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			180,000	182,700

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			85,000	87,338

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			575,000	617,406

International Lease Finance Corp. sr. unsec. Ser. MTN, 5 5/8s, 2013			625,000	639,844

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	69,713

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			245,000	259,700

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			395,000	409,813

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			140,000	143,500

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			185,000	201,650

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, (Perpetual maturity)			363,000	411,283

JPMorgan Chase & Co. sr. notes 6s, 2018			724,000	866,763

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			700,000	778,750

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	92,466

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			906,000	1,092,141

MetLife, Inc. sr. unsec. 6 3/4s, 2016			155,000	183,574

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,175,000	1,269,715

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	124,775

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	148,050

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	132,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,500

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	164,300

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			100,000	104,750

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			55,000	54,725

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	122,813

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	251,013

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			160,000	177,600

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	256,147

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			160,000	176,400

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	147,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			525,000	543,375

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			140,000	169,750

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			170,000	173,870

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			295,000	309,750

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			320,000	340,221

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			120,000	126,200

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	65,866

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	512,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			220,000	250,956

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			320,000	345,200

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	114,414

SLM Corp. sr. notes Ser. MTN, 8s, 2020			225,000	257,063

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			140,000	163,800

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	252,688

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			2,000,000	2,450,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			195,000	204,809

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	540,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,230,904

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	112,515

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	47,728

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	256,596

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			290,000	308,850

				35,727,159
Health care (0.8%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			240,000	244,479

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	368,614

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			165,000	171,600

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	365,670

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	227,900

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			275,000	292,188

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	316,388

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	370,636

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$285,000	292,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			195,000	203,288

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	92,013

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	263,240

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	149,638

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	598,138

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	241,588

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	165,269

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	220,119

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			230,000	253,288

HCA, Inc. sr. notes 6 1/2s, 2020			795,000	894,375

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	80,150

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			50,000	50,250

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	424,500

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			60,000	64,650

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			300,000	283,500

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			105,000	109,988

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017(PIK)			105,000	110,250

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			255,000	289,425

Kinetics Concepts/KCI USA 144A company guaranty notes 10 1/2s, 2018			450,000	471,938

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			130,000	123,663

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	234,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	168,563

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	57,891

Service Corporation International sr. notes 7s, 2019			115,000	125,925

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			625,000	700,000

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			410,000	407,950

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	214,000

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	83,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			87,885	88,984

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	216,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			67,000	76,213

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			300,000	330,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,600

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015			135,000	141,873

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	188,700

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	359,483

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	58,848

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	242,701

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	247,102

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			45,000	48,938

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	113,138

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			45,000	48,600

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	7,500

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			40,000	42,900

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042			95,000	98,941

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022			80,000	81,930

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017			20,000	20,254

WellPoint, Inc. notes 7s, 2019			95,000	118,365

				12,435,219
Technology (0.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			40,000	33,500

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			195,000	148,200

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			85,000	75,650

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	280,500

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			385,000	385,963

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			130,000	130,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	429,037

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			80,000	83,400

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			215,000	247,922

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			205,000	215,250

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			140,000	158,375

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	103,313

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	305,225

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			933,166	955,329

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	555,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	207,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			136,000	145,860

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	97,020

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			315,000	344,138

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			95,000	99,866

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	146,011

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	197,802

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	140,233

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	375,410

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	145,925

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	128,700

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	118,388

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	495,850

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			167,000	143,620

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			1,925,000	1,955,361

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	75,167

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	288,076

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			100,000	115,875

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	357,990

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			155,000	158,119

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			120,000	131,850

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			145,000	148,263

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			215,000	234,888

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	293,563

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			154,000	183,981

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	67,058

				10,902,678
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	360,400

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			290,000	321,175

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	124,146

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	116,591

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			560,000	597,534

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			172,563	197,585

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	44,643

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018			295,000	300,080

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			360,000	395,100

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			60,000	36,600

				2,493,854
Utilities and power (0.8%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			180,000	181,447

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			725,000	837,375

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			325,000	360,750

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	37,161

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			20,000	26,849

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			212,000	237,970

Calpine Corp. 144A sr. notes 7 1/4s, 2017			513,000	546,345

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			30,000	36,453

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	138,547

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			345,000	364,838

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	274,717

Dynegy Holdings, LLC bonds 7 3/4s, 2019			410,000	2,050

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			70,000	37,100

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			30,000	15,825

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			395,000	209,350

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			10,000	5,300

El Paso Corp. sr. unsec. notes 7s, 2017			670,000	765,366

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			225,000	264,373

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			115,000	153,772

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			165,000	201,990

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	111,750

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	284,160

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			154,000	173,635

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			265,000	294,150

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	346,500

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	103,768

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	85,278

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	246,871

EP Energy/EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			395,000	445,363

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			90,000	98,100

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			60,000	63,600

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017			130,000	129,350

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	462,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	76,700

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			105,000	116,550

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			195,000	245,688

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,836

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			235,000	312,128

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			425,000	421,111

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			115,000	148,259

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			95,000	109,250

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	89,883

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	815,850

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	204,028

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			160,000	188,144

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			112,000	144,301

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	455,125

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			144,000	162,801

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	94,635

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	254,700

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	165,463

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,257

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	62,900

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			534,637	104,923

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	101,725

Toledo Edison Co. (The) 1st mortgage bonds 7 1/4s, 2020			120,000	152,540

Union Electric Co. sr. notes 6.4s, 2017			140,000	171,004

				12,159,904

Total corporate bonds and notes (cost $181,454,557)				$194,972,267

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2043			$9,000,000	$9,567,422

				9,567,422
U.S. Government Agency Mortgage Obligations (4.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, January 1, 2043			1,000,000	1,045,313

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			360,470	381,413
5s, TBA, January 1, 2043			23,000,000	24,913,671
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			302,160	325,991
4s, TBA, January 1, 2043			19,000,000	20,364,141
3 1/2s, TBA, January 1, 2028			11,000,000	11,672,891
3s, TBA, January 1, 2043			3,000,000	3,144,141

				61,847,561

Total U.S. government and agency mortgage obligations (cost $71,311,982)				$71,414,983

MORTGAGE-BACKED SECURITIES (2.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.764s, 2032			$129,650	$211,946
IFB Ser. 3072, Class SM, 23.03s, 2035			176,678	280,076
IFB Ser. 3072, Class SB, 22.884s, 2035			158,060	249,573
IFB Ser. 3249, Class PS, 21.585s, 2036			134,708	204,769
IFB Ser. 3065, Class DC, 19.233s, 2035			104,583	164,000
IFB Ser. 2990, Class LB, 16.412s, 2034			170,032	238,369
IFB Ser. 3727, Class PS, IO, 6.491s, 2038			1,581,972	135,697
IFB Ser. 3708, Class SQ, IO, 6.341s, 2040			1,120,271	156,804
IFB Ser. 3934, Class SA, IO, 6.191s, 2041			3,628,856	646,662
IFB Ser. 3964, Class SA, IO, 5.791s, 2041			1,856,051	272,617
Ser. 3747, Class HI, IO, 4 1/2s, 2037			219,990	16,779
Ser. T-56, Class A, IO, 0.524s, 2043			129,575	2,252
Ser. T-56, Class 3, IO, 0.484s, 2043			106,261	1,391
Ser. T-56, Class 1, IO, 0.298s, 2043			137,126	1,028
Ser. T-56, Class 2, IO, 0.132s, 2043			126,686	391
Ser. 1208, Class F, PO, zero %, 2022			2,412	2,255
FRB Ser. 3326, Class WF, zero %, 2035			10,867	10,432

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036			78,334	147,740
IFB Ser. 06-8, Class HP, 23.798s, 2036			85,234	144,229
IFB Ser. 07-53, Class SP, 23.431s, 2037			155,097	250,945
IFB Ser. 05-75, Class GS, 19.621s, 2035			162,449	238,133
IFB Ser. 404, Class S13, IO, 6.19s, 2040			1,264,312	176,327
Ser. 03-W10, Class 1, IO, 1.36s, 2043			189,194	8,019
Ser. 01-50, Class B1, IO, 0.409s, 2041			1,339,098	13,391
Ser. 02-W8, Class 1, IO, 0.335s, 2042			721,000	8,562
Ser. 01-79, Class BI, IO, 0.312s, 2045			485,104	4,567
Ser. 03-34, Class P1, PO, zero %, 2043			23,807	21,085

Government National Mortgage Association
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035			149,885	12,929
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040			64,849	10,506
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			83,103	12,507
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,025,229	252,384
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,537,837	149,941
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,973,233	220,049

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.04s, 2045			1,151,505	218,786

				4,485,141
Commercial mortgage-backed securities (1.2%)

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			98,647	101,837
Ser. 07-1, Class XW, IO, 0.314s, 2049			1,332,006	13,301

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.856s, 2042			2,038,511	19,242
Ser. 04-5, Class XC, IO, 0.698s, 2041			2,422,074	27,340
Ser. 02-PB2, Class XC, IO, 0.457s, 2035			971,678	10
Ser. 07-5, Class XW, IO, 0.38s, 2051			6,123,096	72,424
Ser. 05-1, Class XW, IO, 0.057s, 2042			12,021,048	3,715

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.966s, 2042			568,000	589,624
Ser. 04-PR3I, Class X1, IO, 0.961s, 2041			311,532	3,189

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	416,093
Ser. 07-PW15, Class X2, IO, 0.387s, 2044			83,613,706	367,900
Ser. 06-PW14, Class X1, IO, 0.163s, 2038			7,042,001	137,319

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.472s, 2044			4,796,406	282,029

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			318,000	302,664

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.134s, 2049			38,401,527	556,822

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.379s, 2049			2,693,831	33,673
Ser. 07-CD4, Class XC, IO, 0.142s, 2049			9,009,983	67,575

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.158s, 2046			49,511,652	632,758

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039			611,648	616,288
Ser. 06-C5, Class AX, IO, 0.161s, 2039			5,754,463	79,412

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C1, Class AX, IO, 0.153s, 2040			37,739,250	233,983
Ser. 07-C2, Class AX, IO, 0.071s, 2049			15,697,430	58,252

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038			270,000	288,171

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			340,852	369,825
FRB Ser. 03-CK2, Class G, 5.744s, 2036			909,000	907,973
Ser. 03-C3, Class AX, IO, 1.696s, 2038			3,020,475	3,525
Ser. 02-CP3, Class AX, IO, 1.193s, 2035			301,551	1,418

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			204,444	4,089

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.139s, 2045			89,803,076	376,309
Ser. 07-C1, Class XC, IO, 0.102s, 2049			36,329,167	266,256

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			332,000	346,213

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.242s, 2029			188,993	7,290
Ser. 05-C1, Class X1, IO, 0.609s, 2043			2,305,558	28,944

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			331,000	336,462

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			91,271	94,010

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.089s, 2038			2,486,009	4,338

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045			261,000	253,852
FRB Ser. 04-CB9, Class B, 5.662s, 2041			226,000	231,989
FRB Ser. 05-CB12, Class AJ, 4.987s, 2037			429,000	444,689
Ser. 04-C3, Class B, 4.961s, 2042			331,000	335,800
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			2,563,331	41,072
Ser. 06-CB17, Class X, IO, 0.496s, 2043			12,696,297	212,485
Ser. 07-LDPX, Class X, IO, 0.306s, 2049			13,873,729	127,985

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 05-CB12, Class X1, IO, 0.339s, 2037			2,725,628	21,810

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.511s, 2040			856,849	826,859

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			406,678	406,678
Ser. 07-C2, Class XW, IO, 0.498s, 2040			1,174,470	21,159

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.648s, 2038			1,518,422	31,173
Ser. 05-C5, Class XCL, IO, 0.464s, 2040			9,815,375	128,375
Ser. 05-C2, Class XCL, IO, 0.342s, 2040			8,853,718	57,735
Ser. 06-C7, Class XCL, IO, 0.29s, 2038			2,859,907	48,478
Ser. 06-C6, Class XCL, IO, 0.24s, 2039			34,602,074	604,775
Ser. 05-C7, Class XCL, IO, 0.21s, 2040			9,083,896	51,242

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.402s, 2028			19,467	2

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.849s, 2050			57,000	60,613
FRB Ser. 07-C1, Class A2, 5.745s, 2050			51,210	52,115
Ser. 03-KEY1, Class C, 5.373s, 2035			280,000	283,864
Ser. 05-CKI1, Class AJ, 5.263s, 2037			140,000	144,270

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.85s, 2039			2,848,853	30,055
Ser. 05-MCP1, Class XC, IO, 0.18s, 2043			3,166,931	35,599

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			1,165,000	1,066,558

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.142s, 2045			709,096	74,951
Ser. 05-C3, Class X, IO, 5.81s, 2044			327,350	22,980

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.749s, 2041			373,160	377,026
Ser. 07-IQ14, Class A2, 5.61s, 2049			211,644	218,650
Ser. 07-HQ12, Class A2FX, 5.575s, 2049			291,247	301,178
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			516,963	540,227

Morgan Stanley Capital I Trust 144A Ser. 03-IQ6, Class C, 5.129s, 2041			394,000	409,681

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			1,333,143	1,372,537

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.901s, 2045			1,999,000	257,371

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			286,000	265,265
FRB Ser. 07-C34, Class AJ, 5.974s, 2046			630,000	592,200
Ser. 06-C29, IO, 0.385s, 2048			37,799,238	522,763
Ser. 07-C34, IO, 0.345s, 2046			4,233,874	51,230

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.331s, 2042			9,731,122	68,118
Ser. 06-C26, Class XC, IO, 0.044s, 2045			14,558,583	32,902

WAMU Commercial Mortgage Securities Trust 144A Ser. 07-SL2, Class A1, 5.314s, 2049			776,419	788,066

				19,064,650
Residential mortgage-backed securities (non-agency) (1.1%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.338s, 2036			2,996,358	2,412,068

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			6,986,894	815,502

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			902,481	135,372

Barclays Capital, LLC Trust
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035			150,000	111,000
Ser. 12-RR10, Class 4A2, 2.626s, 2036			150,000	120,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			61,055	57,162
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037			120,035	72,621
FRB Ser. 12-RR12, Class 1A3, 13.355s, 2037			290,000	160,950
Ser. 12-RR11, Class 9A2, 4s, 2037			118,870	118,573
Ser. 12-RR12, Class 1A2, 4s, 2037			220,000	221,650
Ser. 12-RR11, Class 3A2, 4s, 2036			297,483	296,739
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			168,547	167,704
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036			370,000	201,987
Ser. 12-RR11, Class 6A2, 2.614s, 2036			665,823	386,178
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,555,938	956,902
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046			5,562,664	236,413
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047			12,813,326	529,190

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			2,039,818	57,319
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			1,484,052	21,816

Chase Mortgage Finance Corp. FRB Ser. 05-A2, Class 1A5, 2.846s, 2036			446,010	381,339

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.595s, 2036			533,889	492,513

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34, 6s, 2037			1,070,569	877,867

Countrywide Home Loans
Ser. 07-10, Class A21, 6s, 2037			349,687	311,222
Ser. 06-9, Class A2, 6s, 2036			570,619	513,557

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			1,512,154	63,359

GSR Mortgage Loan Trust FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036			2,650,000	2,027,250

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A3, 5.547s, 2037			931,351	791,648

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			1,405,639	46,527

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 04-HE2, Class A1A, 0.61s, 2035			2,087	1,792

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X, IO, 0.4s, 2036			4,426,787	72,157

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY1, Class 4A1, 2.685s, 2037			734,522	591,291
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036			662,059	526,337
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046			379,553	328,313
FRB Ser. 06-AR13, Class 1A, 1.046s, 2046			1,524,169	1,127,885
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046			383,295	300,887
FRB Ser. 05-AR9, Class A1C3, 0.69s, 2045			595,940	506,549
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045			573,083	489,986

Wells Fargo Mortgage Backed Securities Trust
Ser. 06-3, Class A11, 5 1/2s, 2036			420,352	439,924
Ser. 05-9, Class 2A9, 5 1/4s, 2035			300,000	310,875

				17,280,424

Total mortgage-backed securities (cost $38,526,014)				$40,830,215

COMMODITY LINKED NOTES (0.9%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,844,000	$5,688,309

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			1,298,000	1,125,885

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			4,844,000	5,692,384

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			1,298,000	1,128,232

Total commodity linked notes (cost $12,284,000)				$13,634,810

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

iShares FTSE A50 China Index ETF (China)			167,300	$244,638

iShares Russell 2000 Growth Index Fund			5,460	520,393

SPDR S&P 500 ETF Trust			78,147	11,137,510

Total investment companies (cost $10,840,215)				$11,902,541

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$125,000	$103,750

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			850,000	858,500

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			3,165,000	2,873,820

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			200,000	218,036

Indonesia (Republic of) 144A notes 5 1/4s, 2042			930,000	1,079,963

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			400,000	460,000

Poland (Government of) sr. unsec. bonds 5s, 2022			645,000	761,745

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			735,000	830,550

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	146,250

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,425,000	2,449,250

Total foreign government and agency bonds and notes (cost $9,520,098)				$9,781,864

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			$299,143	$298,769

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			40,538	40,820

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.46s, 2018			551,000	491,423

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.609s, 2014			94,198	91,466

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			162,989	163,125

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			182,237	183,376

First Data Corp. bank term loan FRN 5.211s, 2017			59,603	58,113

First Data Corp. bank term loan FRN 4.211s, 2018			560,071	532,690

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	122,088

Intelsat SA bank term loan FRN 3.21s, 2014 (Luxembourg)			400,000	399,500

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			148,600	150,040

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019			160,000	161,250

Motor City Casino bank term loan FRN 6s, 2017			345,710	346,349

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	195,108

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			173,250	175,813

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			296,250	297,842

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			155,000	153,983

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	75,750

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.746s, 2017			799,610	535,453

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			62,129	48,823

Total senior loans (cost $4,708,931)				$4,521,781

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			471	$462,596

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,430	411,210

M/I Homes, Inc. $2.438 pfd.(NON)			8,766	200,741

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			646	516,599

Total preferred stocks (cost $1,340,059)				$1,591,146

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$162,000	$177,188

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			201,000	186,930

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			49,000	77,665

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			254,000	231,934

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			59,000	64,199

Total convertible bonds and notes (cost $672,239)				$737,916

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties cv. pfd. Ser. C, $1.44			7,578	$166,337

General Motors Co. Ser. B, $2.375 cv. pfd.			5,637	250,114

United Technologies Corp. $3.75 cv. pfd.			2,600	144,846

Total convertible preferred stocks (cost $550,357)				$561,297

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$53,109
4.071s, 1/1/14			150,000	154,550

Total municipal bonds and notes (cost $200,000)				$207,659

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration		Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike		amount	Value

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		$3,546,000	$9,468

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		3,546,000	9,468

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		3,546,000	9,468

JPMorgan Chase Bank N.A.

(2.0)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.0		5,247,000	37,725

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		5,247,000	6,349

Total purchased swap options outstanding (cost $185,089)				$72,478

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$1,848

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.14	5,560	2,055

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	49,174	9,835

Total warrants (cost $10,021)				$13,738

SHORT-TERM INVESTMENTS (26.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			1,916,234	$1,916,234

Putnam Money Market Liquidity Fund 0.14%(AFF)			303,020,501	303,020,501

SSgA Prime Money Market Fund 0.08%(P)			6,240,000	6,240,000

U.S. Treasury Bills with an effective yield of 0.172%, April 4, 2013(SEG)			$6,026,000	6,025,036

U.S. Treasury Bills with effective yields ranging from 0.187% to 0.190%, May 2, 2013(SEG)(SEGSF)			6,771,000	6,769,084

U.S. Treasury Bills with effective yields ranging from 0.103% to 0.170%, October 17, 2013(SEG)(SEGSF)			11,989,000	11,976,304

U.S. Treasury Bills with effective yields ranging from 0.164% to 0.168%, May 30, 2013(SEG)(SEGSF)(SEGCCS)			4,582,000	4,580,071

U.S. Treasury Bills with effective yields ranging from 0.134% to 0.147%, December 12, 2013(SEG)(SEGSF)			812,000	810,896

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, February 1, 2013			12,750,000	12,748,024

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, January 30, 2013			30,000,000	29,995,650

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.178%, January 14, 2013			24,200,000	24,198,427

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.178%, January 8, 2013			5,000,000	4,999,825

Total short-term investments (cost $413,271,478)				$413,280,052

TOTAL INVESTMENTS

Total investments (cost $1,527,114,647)(b)				$1,630,528,985

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $291,811,331) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	1/16/13	$1,485,183	$1,470,887	$14,296
	Canadian Dollar	Sell	1/16/13	2,995,450	2,993,635	(1,815)
	Euro	Buy	1/16/13	1,562,203	1,558,064	4,139
	Euro	Sell	1/16/13	1,590,981	1,558,384	(32,597)
	Japanese Yen	Sell	1/16/13	1,524,311	1,557,695	33,384
	Peruvian New Sol	Buy	1/16/13	1,427,855	1,422,693	5,162
	Swedish Krona	Buy	1/16/13	1,590,898	1,557,939	32,959
Barclays Bank PLC
	Australian Dollar	Buy	1/16/13	1,639,688	1,642,163	(2,475)
	Brazilian Real	Buy	1/16/13	935,440	898,347	37,093
	British Pound	Sell	1/16/13	774,835	767,067	(7,768)
	Canadian Dollar	Sell	1/16/13	3,096,156	3,096,709	553
	Chilean Peso	Buy	1/16/13	1,644,765	1,658,260	(13,495)
	Czech Koruna	Sell	1/16/13	957,545	943,004	(14,541)
	Euro	Buy	1/16/13	8,918,972	8,779,828	139,144
	Hong Kong Dollar	Buy	1/16/13	2,558,329	2,558,520	(191)
	Indonesian Rupiah	Sell	1/16/13	467,618	467,673	55
	Japanese Yen	Sell	1/16/13	2,367,729	2,389,421	21,692
	Malaysian Ringgit	Buy	1/16/13	1,659,358	1,661,944	(2,586)
	Mexican Peso	Buy	1/16/13	2,594,105	2,609,389	(15,284)
	New Zealand Dollar	Sell	1/16/13	479,930	477,996	(1,934)
	Polish Zloty	Buy	1/16/13	1,445,747	1,413,310	32,437
	Russian Ruble	Buy	1/16/13	1,671,575	1,658,343	13,232
	Singapore Dollar	Buy	1/16/13	1,971,780	1,978,561	(6,781)
	South Korean Won	Buy	1/16/13	149,972	147,829	2,143
	Swedish Krona	Sell	1/16/13	1,444,552	1,432,240	(12,312)
	Swiss Franc	Buy	1/16/13	1,304,535	1,290,533	14,002
	Taiwan Dollar	Buy	1/16/13	865,139	864,633	506
	Thai Baht	Buy	1/16/13	240,152	239,274	878
	Turkish Lira	Buy	1/16/13	1,865,001	1,856,109	8,892
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	6,151,657	6,162,455	(10,798)
	Brazilian Real	Sell	1/16/13	1,214,570	1,177,931	(36,639)
	British Pound	Buy	1/16/13	102,012	100,975	1,037
	Canadian Dollar	Sell	1/16/13	1,569,083	1,569,045	(38)
	Czech Koruna	Sell	1/16/13	957,545	943,468	(14,077)
	Danish Krone	Buy	1/16/13	1,485,248	1,475,184	10,064
	Euro	Buy	1/16/13	1,818,698	1,776,734	41,964
	Japanese Yen	Sell	1/16/13	1,524,311	1,558,283	33,972
	Singapore Dollar	Buy	1/16/13	108,302	108,682	(380)
	South Korean Won	Buy	1/16/13	1,508,271	1,504,855	3,416
	Turkish Lira	Buy	1/16/13	1,821,638	1,819,574	2,064
Credit Suisse International
	Australian Dollar	Buy	1/16/13	1,664,379	1,666,451	(2,072)
	Brazilian Real	Buy	1/16/13	2,146,402	2,095,711	50,691
	British Pound	Sell	1/16/13	1,307,149	1,295,252	(11,897)
	Canadian Dollar	Sell	1/16/13	4,661,621	4,659,653	(1,968)
	Chinese Yuan	Buy	1/16/13	940,222	941,793	(1,571)
	Czech Koruna	Sell	1/16/13	957,545	944,202	(13,343)
	Indonesian Rupiah	Sell	1/16/13	467,618	468,693	1,075
	Japanese Yen	Buy	1/16/13	7,041,885	7,441,298	(399,413)
	Mexican Peso	Buy	1/16/13	2,436,398	2,451,558	(15,160)
	New Zealand Dollar	Sell	1/16/13	539,302	542,040	2,738
	Norwegian Krone	Buy	1/16/13	2,736,670	2,705,828	30,842
	Philippines Peso	Buy	1/16/13	847,863	852,295	(4,432)
	Polish Zloty	Buy	1/16/13	2,132,209	2,117,312	14,897
	Russian Ruble	Buy	1/16/13	1,671,575	1,660,764	10,811
	South African Rand	Buy	1/16/13	127,062	121,493	5,569
	South Korean Won	Buy	1/16/13	585,194	577,790	7,404
	Swedish Krona	Sell	1/16/13	20,353	12,580	(7,773)
	Swiss Franc	Buy	1/16/13	5,355,822	5,281,830	73,992
	Taiwan Dollar	Buy	1/16/13	58,988	59,045	(57)
	Turkish Lira	Buy	1/16/13	1,992,572	1,986,058	6,514
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	5,822,785	5,832,895	(10,110)
	Brazilian Real	Buy	1/16/13	935,440	903,083	32,357
	British Pound	Sell	1/16/13	1,661,592	1,664,187	2,595
	Canadian Dollar	Sell	1/16/13	3,068,115	3,068,194	79
	Euro	Sell	1/16/13	31,154	9,200	(21,954)
	Polish Zloty	Buy	1/16/13	980,684	958,425	22,259
	Singapore Dollar	Buy	1/16/13	2,040,297	2,045,431	(5,134)
	South Korean Won	Buy	1/16/13	1,448,827	1,443,279	5,548
	Swedish Krona	Sell	1/16/13	63,519	62,262	(1,257)
	Turkish Lira	Buy	1/16/13	941,341	937,479	3,862
Goldman Sachs International
	Japanese Yen	Buy	1/16/13	5,247,562	5,528,999	(281,437)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/13	3,096,266	3,100,090	(3,824)
	British Pound	Sell	1/16/13	3,181,049	3,148,711	(32,338)
	Canadian Dollar	Sell	1/16/13	1,539,133	1,538,662	(471)
	Euro	Buy	1/16/13	1,523,392	1,528,404	(5,012)
	Hong Kong Dollar	Buy	1/16/13	1,106,032	1,106,090	(58)
	Hong Kong Dollar	Sell	1/16/13	1,106,032	1,106,112	80
	Japanese Yen	Sell	1/16/13	1,366,303	1,380,287	13,984
	Norwegian Krone	Sell	1/16/13	3,079,058	3,041,661	(37,397)
	Philippines Peso	Buy	1/16/13	1,425,608	1,429,907	(4,299)
	Russian Ruble	Buy	1/16/13	1,943,168	1,915,466	27,702
	South Korean Won	Buy	1/16/13	1,592,120	1,588,461	3,659
	Swiss Franc	Buy	1/16/13	3,179,920	3,146,323	33,597
	Swiss Franc	Sell	1/16/13	3,179,920	3,156,090	(23,830)
	Turkish Lira	Buy	1/16/13	712,776	710,089	2,687
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	2,338,098	2,342,394	(4,296)
	Brazilian Real	Buy	1/16/13	935,440	901,555	33,885
	British Pound	Sell	1/16/13	2,438,539	2,413,870	(24,669)
	Canadian Dollar	Sell	1/16/13	3,028,717	3,028,582	(135)
	Chilean Peso	Buy	1/16/13	1,644,765	1,660,704	(15,939)
	Chinese Yuan	Buy	1/16/13	940,238	941,809	(1,571)
	Czech Koruna	Sell	1/16/13	957,545	943,211	(14,334)
	Euro	Buy	1/16/13	1,661,210	1,616,805	44,405
	Hong Kong Dollar	Buy	1/16/13	1,452,297	1,452,444	(147)
	Hong Kong Dollar	Sell	1/16/13	1,452,297	1,452,374	77
	Japanese Yen	Buy	1/16/13	330,820	348,610	(17,790)
	Malaysian Ringgit	Buy	1/16/13	1,659,325	1,662,618	(3,293)
	Mexican Peso	Buy	1/16/13	1,602,997	1,595,047	7,950
	New Zealand Dollar	Sell	1/16/13	508,831	506,501	(2,330)
	Norwegian Krone	Sell	1/16/13	1,205,477	1,188,036	(17,441)
	Polish Zloty	Buy	1/16/13	1,428,453	1,397,595	30,858
	Russian Ruble	Buy	1/16/13	1,685,834	1,656,787	29,047
	South Korean Won	Buy	1/16/13	147,591	145,442	2,149
	Swedish Krona	Buy	1/16/13	2,101,741	2,085,365	16,376
	Taiwan Dollar	Buy	1/16/13	1,899,577	1,904,693	(5,116)
	Turkish Lira	Buy	1/16/13	1,085,194	1,081,104	4,090
Royal Bank of Scotland PLC (The)
	British Pound	Buy	1/16/13	3,433,967	3,398,953	35,014
	British Pound	Sell	1/16/13	3,433,967	3,402,398	(31,569)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	2,530,338	2,534,853	(4,515)
	Brazilian Real	Buy	1/16/13	2,140,161	2,079,296	60,865
	British Pound	Sell	1/16/13	6,259,599	6,196,852	(62,747)
	Canadian Dollar	Sell	1/16/13	3,099,875	3,100,422	547
	Colombian Peso	Buy	1/16/13	1,445,753	1,425,702	20,051
	Czech Koruna	Sell	1/16/13	957,545	942,789	(14,756)
	Euro	Buy	1/16/13	3,263,808	3,220,789	43,019
	Indonesian Rupiah	Sell	1/16/13	467,618	468,595	977
	Japanese Yen	Buy	1/16/13	2,350,215	2,573,605	(223,390)
	Mexican Peso	Buy	1/16/13	1,264,022	1,257,654	6,368
	New Zealand Dollar	Sell	1/16/13	479,930	477,961	(1,969)
	Norwegian Krone	Sell	1/16/13	1,578,402	1,545,376	(33,026)
	Polish Zloty	Buy	1/16/13	1,864,252	1,846,503	17,749
	South Korean Won	Buy	1/16/13	146,247	144,264	1,983
	Swedish Krona	Buy	1/16/13	1,640,766	1,615,083	25,683
	Swiss Franc	Sell	1/16/13	1,659,840	1,665,551	5,711
	Thai Baht	Buy	1/16/13	594,471	592,396	2,075
	Turkish Lira	Buy	1/16/13	1,189,993	1,184,979	5,014
UBS AG
	Australian Dollar	Buy	1/16/13	8,291,914	8,316,142	(24,228)
	British Pound	Buy	1/16/13	1,744,760	1,726,154	18,606
	Canadian Dollar	Sell	1/16/13	3,273,748	3,273,675	(73)
	Czech Koruna	Sell	1/16/13	957,545	942,784	(14,761)
	Euro	Buy	1/16/13	10,515,629	10,387,966	127,663
	Japanese Yen	Sell	1/16/13	6,718,309	7,204,323	486,014
	Mexican Peso	Buy	1/16/13	1,400,317	1,420,968	(20,651)
	New Zealand Dollar	Sell	1/16/13	442,440	440,680	(1,760)
	Norwegian Krone	Buy	1/16/13	951,214	908,438	42,776
	Philippines Peso	Buy	1/16/13	604,972	607,836	(2,864)
	Russian Ruble	Buy	1/16/13	1,943,168	1,916,145	27,023
	Singapore Dollar	Buy	1/16/13	1,351,685	1,354,717	(3,032)
	Swedish Krona	Sell	1/16/13	1,522	1,491	(31)
	Taiwan Dollar	Buy	1/16/13	422,154	421,834	320
	Thai Baht	Buy	1/16/13	594,468	592,393	2,075
	Turkish Lira	Buy	1/16/13	2,160,149	2,157,038	3,111
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/13	4,530,020	4,537,361	(7,341)
	British Pound	Sell	1/16/13	8,608,633	8,540,459	(68,174)
	Canadian Dollar	Sell	1/16/13	3,099,372	3,099,390	18
	Euro	Buy	1/16/13	1,350,855	1,335,995	14,860
	Japanese Yen	Sell	1/16/13	4,195,906	4,421,263	225,357
	Mexican Peso	Buy	1/16/13	829,498	825,643	3,855

Total						$471,131

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	32	$3,640,035	Mar-13	$(5,661)
Australian Government Treasury Bond 10 yr (Long)	117	14,983,030	Mar-13	11,200
Canadian Government Bond 10 yr (Long)	22	2,997,768	Mar-13	(2,743)
Euro STOXX 50 Index (Short)	563	19,432,910	Mar-13	124,475
FTSE 100 Index (Short)	400	37,999,133	Mar-13	344,871
Japanese Government Bond 10 yr (Short)	3	4,974,318	Mar-13	28,033
Japanese Government Bond 10 yr Mini (Long)	22	3,647,071	Mar-13	(21,432)
MSCI EAFE Index Mini (Long)	60	4,860,900	Mar-13	72,780
NASDAQ 100 Index E-Mini (Short)	472	25,065,560	Mar-13	94,829
OMXS 30 Index (Short)	268	4,565,126	Jan-13	6,182
Russell 2000 Index Mini (Long)	706	59,769,960	Mar-13	370,285
Russell 2000 Index Mini (Short)	46	3,894,360	Mar-13	(96,232)
S&P 500 Index (Long)	17	6,035,425	Mar-13	(4,314)
S&P 500 Index E-Mini (Long)	4,727	335,640,635	Mar-13	(245,804)
S&P 500 Index E-Mini (Short)	275	19,525,000	Mar-13	14,575
S&P Mid Cap 400 Index E-Mini (Long)	772	78,597,320	Mar-13	697,116
S&P Mid Cap 400 Index E-Mini (Short)	386	39,298,660	Mar-13	306,903
SGX MSCI Singapore Index (Short)	36	2,122,484	Jan-13	3,360
SPI 200 Index (Short)	54	6,471,203	Mar-13	(46,152)
Tokyo Price Index (Long)	244	24,263,404	Mar-13	2,108,281
Tokyo Price Index (Short)	151	15,015,467	Mar-13	(1,306,250)
U.K. Gilt 10 yr (Long)	161	31,101,913	Mar-13	(56,907)
U.S. Treasury Bond 30 yr (Long)	167	24,632,500	Mar-13	(344,718)
U.S. Treasury Bond Ultra 30 yr (Long)	23	3,739,656	Mar-13	(78,208)
U.S. Treasury Note 10 yr (Long)	72	9,560,250	Mar-13	(32,762)
U.S. Treasury Note 10 yr (Short)	386	51,253,563	Mar-13	224,423
U.S. Treasury Note 5 yr (Long)	178	22,145,703	Mar-13	(8,682)
U.S. Treasury Note 5 yr (Short)	413	51,383,008	Mar-13	18,575
U.S. Treasury Note 2 yr (Long)	101	22,267,344	Mar-13	6,121
U.S. Treasury Note 2 yr (Short)	162	35,715,938	Mar-13	(12,964)

Total				$2,169,180

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/12 (premiums $59,483) (Unaudited)

Counterparty		Contract
Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	$1,545,000	$10,043
1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	1,545,000	27,192

Total			$37,235

(E) Extended settlement date on premium.

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
		$1,396,000	(E)	$460	3/20/15	0.45%	3 month USD-LIBOR-BBA	$(628)
		334,000	(E)	10,119	3/20/43	3 month USD-LIBOR-BBA	2.60%	(3,481)
		100,000	(E)	1,093	3/20/23	3 month USD-LIBOR-BBA	1.75%	(17)
		10,291,000	(E)	16,078	3/20/18	3 month USD-LIBOR-BBA	0.90%	15,151
		11,500,000	(E)	(12,026)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(3,056)
	GBP	2,287,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(573,163)
	Citibank, N.A.
		$217,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	6,388
	Credit Suisse International
		4,836,000	(E)	5,599	3/20/15	0.45%	3 month USD-LIBOR-BBA	1,827
		11,729,000	(E)	(111,247)	3/20/23	1.75%	3 month USD-LIBOR-BBA	18,944
		589,000	(E)	4,760	3/20/23	3 month USD-LIBOR-BBA	1.75%	(1,778)
		2,573,000	(E)	(158)	3/20/18	0.90%	3 month USD-LIBOR-BBA	74
		3,149,000	(E)	(82,960)	3/20/43	2.60%	3 month USD-LIBOR-BBA	45,267
	MXN	23,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	145,364
	Deutsche Bank AG
		$40,842,000	(E)	51,456	3/20/15	0.45%	3 month USD-LIBOR-BBA	19,599
		1,258,000	(E)	8,480	3/20/23	3 month USD-LIBOR-BBA	1.75%	(5,484)
		1,512,000	(E)	(1,183)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(1,319)
	MXN	23,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	151,980
	Goldman Sachs International
		$1,724,000	(E)	23,438	3/20/23	3 month USD-LIBOR-BBA	1.75%	4,302
		957,000	(E)	47,480	3/20/43	3 month USD-LIBOR-BBA	2.60%	8,511
	GBP	2,287,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	278,744
	JPMorgan Chase Bank N.A.
		$6,465,000	(E)	12,100	3/20/18	0.90%	3 month USD-LIBOR-BBA	12,682
	CAD	2,400,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(61,077)
	CAD	3,583,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	20,672
	MXN	8,850,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(52,371)
	MXN	11,445,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(67,606)
	MXN	3,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	22,376
	MXN	42,045,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(155,779)
	MXN	12,390,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	69,398

	Total							$(104,480)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		received (paid)	date	fund per annum	fund per annum	appreciation

	Barclays Bank PLC
	$406,800	(E)	$(4,202)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$314

	Total						$314
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$5,913,472	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,304
	1,236,252	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	273
	8,078	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	17
	44,523	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63)
	4,420,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(79,410)
	41,627	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65
	105,434	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	199
	882,716	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,640
	1,903,787	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,990
	950,918	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,493
	177,167	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	334
	575,312	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,084
	416,921	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	786
Citibank, N.A.
	1,055,636	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,658
baskets	603	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(178,754)
units	9,015	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,486,464)
units	4,841	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(798,222)
Credit Suisse International
	$3,978,840	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	17,640
Goldman Sachs International
	2,530,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	20,291
	1,897,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,320
	75,520	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	163
	3,244,025	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	716
	561,135	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,411
	1,012,661	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	223
	1,044,284	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,625
	247,362	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	622
	83,197	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18
	6,199	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13
	79,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(113)
	95,433	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(136)
	1,801,401	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,562)
	1,710,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,162
	1,710,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	5,686
	1,710,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	6,163
	1,710,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,830
GBP	1,067,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(35,014)
GBP	1,067,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(40,564)
GBP	2,134,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(16,917)
GBP	1,067,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(8,684)
GBP	1,067,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(41,044)
JPMorgan Chase Bank N.A.
	$383,838	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	965
shares	966,887	—	10/22/13	(3 month USD-LIBOR-BBA plus 0.05%)	iShares MSCI Emerging Markets Index	2,608,326

Total						$9,070

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA IG Series 19 Index	BBB+/P	$(11,995)		$2,415,000	12/20/17	100 bp	$(4,839)
	Citibank, N.A.
	DJ CDX NA IG Series 19 Index	BBB+/P	(8,019)		1,575,000	12/20/17	100 bp	(3,352)
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	B+/P	75,300		30,120,000	12/20/17	500 bp	295,076
	DJ CDX NA IG Series 19 Index	BBB+/P	(20,067)		3,990,000	12/20/17	100 bp	(8,243)
	Deutsche Bank AG
	DJ CDX NA HY Series 19 Index	B+/P	(134,090)		42,909,000	12/20/17	500 bp	179,002
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	435,000	9/20/13	715 bp	30,722
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	535 bp	30,397
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	477 bp	26,865
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$340,000	9/20/13	495 bp	10,934
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(100,848)		6,206,000	12/20/17	500 bp	(55,564)

	Total							$500,998

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,566,905,594.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,532,133,466, resulting in gross unrealized appreciation and depreciation of $132,172,341 and $33,776,822, respectively, or net unrealized appreciation of $98,395,519.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $126,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$325,561,660	$116,278,417	$138,819,576	$115,300	$303,020,501
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,895,283.
The fund received cash collateral of $1,916,234, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $338,446,045 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,043,852 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,209,093 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $3,036,242.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$32,460,213	$22,612,306	$—
Capital goods	43,306,114	14,104,316	93,306
Communication services	32,556,498	9,108,032	—
Conglomerates	12,464,649	2,506,273	—
Consumer cyclicals	77,069,795	28,576,810	6
Consumer staples	51,714,536	21,098,342	9,296
Energy	60,660,872	18,120,752	—
Financials	106,925,059	54,947,359	—
Health care	76,400,328	17,989,584	—
Technology	132,153,737	15,646,818	—
Transportation	5,952,968	4,978,416	—
Utilities and power	18,770,722	6,779,131	—
Total common stocks	650,435,491	216,468,139	102,608
Commodity linked notes	—	13,634,810	—
Convertible bonds and notes	—	737,916	—
Convertible preferred stocks	144,846	416,451	—
Corporate bonds and notes	—	194,972,267	—
Foreign government and agency bonds and notes	—	9,781,864	—
Investment Companies	11,657,903	244,638	—
Mortgage-backed securities	—	40,830,215	—
Municipal bonds and notes	—	207,659	—
Preferred stocks	—	1,591,146	—
Purchased swap options outstanding	—	72,478	—
Senior loans	—	4,521,781	—
U.S. Government and Agency Mortgage Obligations	—	71,414,983	—
Warrants	2,055	1,848	9,835
Short-term investments	309,260,501	104,019,551	—

Totals by level	$971,500,796	$658,915,746	$112,443

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$471,131	$—
Futures contracts	2,169,180	—	—
Written swap options outstanding	—	(37,235)	—
Interest rate swap contracts	—	(73,453)	—
Total return swap contracts	—	9,070	—
Credit default contracts	—	700,717	—

Totals by level	$2,169,180	$1,070,230	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$700,717	$—
Foreign exchange contracts	2,151,597	1,680,466
Equity contracts	6,765,721	4,162,192
Interest rate contracts	1,417,161	1,866,912

Total	$11,035,196	$7,709,570

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option (number of contracts)	5,000
Purchased swap option (contract amount)	$48,100,000
Written equity option (number of contracts)	5,000
Written swap option (contract amount)	$33,500,000
Futures (number of contracts)	$11,000
Forward currency (contract amount)	$466,200,000
OTC interest rate swap contracts (notional)	$327,900,000
Central Cleared interest rate swap contracts (notional)	$300,000
Total return swap contracts (notional)	$85,900,000
OTC Credit default swap contracts (notional)	$90,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013